United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-07-31

Date of Reporting Period: 2024-07-31

Item 1.	Reports to Stockholders

Federated Hermes Government Obligations Fund

Administrative Shares GOEXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
65.7%
U.S. Government Agency Securities
18.0%
U.S. Treasury Securities
15.4%

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919395

Q450513-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Advisor Shares GOVXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919437

Q450513-K (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Capital Shares GOCXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919809

Q450513-G (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash II Shares GFYXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$86	0.84%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919676

Q450513-E (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Cash Series Shares GFSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$100	0.98%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919684

Q450513-F (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Institutional Shares GOIXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N104

Q450513-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Premier Shares GOFXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919718

Q450513-J (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

SDG Shares GPHXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R104

Q450513-L (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Select Shares GRTXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919478

Q450513-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Service Shares GOSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N807

Q450513-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Fund

Trust Shares GORXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$71	0.69%

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	9.4%
91-180 Days	5.6%
31-90 Days	2.8%
8-30 Days	1.8%
1-7 Days	79.5%

Annual Shareholder Report

Federated Hermes Government Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N153

Q450513-H (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Institutional Shares POIXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Key Fund Statistics

Net Assets	$17,638,387,801
Number of Investments	136
Total Advisory Fees Paid	$19,231,967

Fund Holdings

Top Security Types (% of Net Assets)

Other Repurchase Agreements and Repurchase Agreements
38.6%
Bank Instruments
27.8%
Commercial Paper
17.5%
Variable Rate Instruments
16.7%

Value	Value
Variable Rate Instruments	16.7%
Commercial Paper	17.5%
Bank Instruments	27.8%
Other Repurchase Agreements and Repurchase Agreements	38.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	8.5%
91-180 Days	1.7%
31-90 Days	6.8%
8-30 Days	8.5%
1-7 Days	75.1%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N203

Q450523-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Institutional Prime Obligations Fund

Service Shares PRSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$44	0.43%

Key Fund Statistics

Net Assets	$17,638,387,801
Number of Investments	136
Total Advisory Fees Paid	$19,231,967

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Instruments	16.7%
Commercial Paper	17.5%
Bank Instruments	27.8%
Other Repurchase Agreements and Repurchase Agreements	38.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	8.5%
91-180 Days	1.7%
31-90 Days	6.8%
8-30 Days	8.5%
1-7 Days	75.1%

Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N708

Q450523-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Automated Shares PTAXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$50	0.49%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Bank Instruments
33.3%
Other Repurchase Agreements and Repurchase Agreements
28.5%
Variable Rate Instruments
20.8%
Commercial Paper
14.2%
Municipal Bonds
0.1%
Asset-Backed Securities
0.1%

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919627

Q450519-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Advisor Shares PCVXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.20%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919429

Q450519-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Capital Shares PCCXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N591

Q450519-H (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash II Shares PCDXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919593

Q450519-F (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Cash Series Shares PTSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919585

Q450519-G (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Class R Shares PTRXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$116	1.13%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919577

Q450519-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Service Shares PRCXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N617

Q450519-E (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Trust Shares PTTXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.67%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919619

Q450519-J (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Prime Cash Obligations Fund

Wealth Shares PCOXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.20%

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	10.3%
91-180 Days	1.0%
31-90 Days	5.4%
8-30 Days	4.7%
1-7 Days	75.6%

Annual Shareholder Report

Federated Hermes Prime Cash Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N625

Q450519-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Administrative Shares TODXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
69.3%
U.S. Treasury Securities
33.4%

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R302

Q450531-H (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Advisor Shares TOVXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R203

Q450531-G (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Capital Shares TOCXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N823

Q450531-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Cash Management Shares TOMXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$72	0.70%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R401

Q450531-J (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Automated Shares TOAXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919726

Q450531-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Institutional Shares TOIXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N500

Q450531-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Premier Shares TOPXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R500

Q450531-K (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Select Shares TOLXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R609

Q450531-F (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Service Shares TOSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N872

Q450531-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Treasury Obligations Fund

Trust Shares TOTXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$68	0.66%

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.6%
91-180 Days	8.3%
31-90 Days	4.8%
8-30 Days	1.5%
1-7 Days	80.5%

Annual Shareholder Report

Federated Hermes Treasury Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N120

Q450531-E (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash II Shares TTIXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
75.7%
U.S. Treasury Securities
29.8%

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.2%
91-180 Days	8.1%
31-90 Days	4.7%
8-30 Days	1.4%
1-7 Days	84.1%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919551

28731-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Cash Series Shares TCSXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$106	1.04%

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.2%
91-180 Days	8.1%
31-90 Days	4.7%
8-30 Days	1.4%
1-7 Days	84.1%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919569

28731-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Institutional Shares TTOXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.2%
91-180 Days	8.1%
31-90 Days	4.7%
8-30 Days	1.4%
1-7 Days	84.1%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N799

28731-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Trust for U.S. Treasury Obligations

Service Shares TTQXX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	7.2%
91-180 Days	8.1%
31-90 Days	4.7%
8-30 Days	1.4%
1-7 Days	84.1%

Annual Shareholder Report

Federated Hermes Trust for U.S. Treasury Obligations

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423R864

28731-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $402,404

Fiscal year ended 2023 - $404,993

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $4,925

Fiscal year ended 2023– Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,292 and $0 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                             With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                             With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                             Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)           Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $189,502

Fiscal year ended 2023 - $286,699

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2024

Shares | Ticker	Select | GRTXX	Institutional | GOIXX	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX	SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
		GOVERNMENT AGENCIES—18.0%
$ 113,940,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.380% (SOFR +0.050%), 8/1/2024	$ 113,931,472
284,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.410% (SOFR +0.080%), 8/1/2024	284,750,000
328,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.415% (SOFR +0.085%), 8/1/2024	328,831,530
835,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.420% (SOFR +0.090%), 8/1/2024	835,675,000
1,628,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	1,628,336,877
409,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	409,700,000
680,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.440% (SOFR +0.110%), 8/1/2024	680,700,000
591,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	591,750,000
349,825,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	349,825,000
1,219,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.460% (SOFR +0.130%), 8/1/2024	1,219,350,000
124,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.465% (SOFR +0.135%), 8/1/2024	124,900,000
441,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	441,875,000
310,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	310,900,000
663,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.495% (SOFR +0.165%), 8/1/2024	663,680,643
487,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.500% (SOFR +0.170%), 8/1/2024	487,893,371
429,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.505% (SOFR +0.175%), 8/1/2024	429,750,000
284,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 5.530% (SOFR +0.200%), 8/1/2024	284,850,000
5,947,814,000		Federal Home Loan Bank System Discount Notes, 4.600% - 5.270%, 9/20/2024 - 3/20/2025	5,834,708,989
889,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.345% - 5.355% (SOFR +0.015%), 8/1/2024 - 8/5/2024	889,500,000
864,575,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.350% (SOFR +0.020%), 8/1/2024	864,575,000
743,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	743,700,000
130,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.435% (SOFR +0.105%), 8/1/2024	130,000,404
330,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	330,000,000
379,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.455% (SOFR +0.125%), 8/1/2024	379,800,000
404,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.485% (SOFR +0.155%), 8/1/2024	404,772,899
1,228,600,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.490% (SOFR +0.160%), 8/1/2024	1,228,600,000
355,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.530% (SOFR +0.200%), 8/1/2024	355,800,000
486,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 5.540% (SOFR +0.210%), 8/1/2024	486,750,000
8,788,850,000		Federal Home Loan Bank System, 5.040% - 5.510%, 10/11/2024 - 6/24/2025	8,788,845,825
350,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.430% (SOFR +0.100%), 8/1/2024	350,000,000
105,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 5.450% (SOFR +0.120%), 8/1/2024	105,000,000
271,008,000	[1]	Housing and Urban Development Floating Rate Notes, 5.585% (91-day T-Bill +0.350%), 8/1/2024	271,008,000
		TOTAL GOVERNMENT AGENCIES	30,349,760,010
		U.S. TREASURIES—15.4%
	[2]	U.S. Treasury Bills—9.2%
693,000,000		United States Treasury Bills, 4.695%, 2/20/2025	674,653,114
646,138,000		United States Treasury Bills, 4.810%, 3/20/2025	626,195,491
1,500,000,000		United States Treasury Bills, 4.915%, 4/17/2025	1,446,958,960
1,150,000,000		United States Treasury Bills, 4.915%, 6/12/2025	1,100,542,814
810,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	778,141,246
408,750,000		United States Treasury Bills, 4.930%, 1/30/2025	398,562,360
790,000,000		United States Treasury Bills, 4.990%, 1/23/2025	770,837,016
1,656,000,000		United States Treasury Bills, 5.090%, 12/3/2024	1,628,137,335
783,000,000		United States Treasury Bills, 5.100%, 8/22/2024	780,670,575
1,585,000,000		United States Treasury Bills, 5.125%, 10/3/2024	1,570,784,532
790,000,000		United States Treasury Bills, 5.130%, 8/29/2024	786,847,900
3,986,000,000		United States Treasury Bills, 5.135% - 5.153%, 10/31/2024	3,934,161,761
200,000,000		United States Treasury Bills, 5.190%, 10/24/2024	197,577,999
783,000,000		United States Treasury Bills, 5.260%, 9/24/2024	776,822,132
		TOTAL	15,470,893,235
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		U.S. TREASURIES—continued
	[1]	U.S. Treasury Notes—6.2%
$ 2,511,000,000		United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	$ 2,510,165,015
1,144,000,000		United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	1,143,885,468
769,000,000		United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	768,911,496
1,623,000,000		United States Treasury Floating Rate Notes, 5.381% (91-day T-Bill +0.169%), 8/6/2024	1,623,169,274
1,541,000,000		United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	1,539,890,363
1,792,750,000		United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	1,792,902,917
312,000,000		United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	312,192,609
876,000,000		United States Treasury Note, 0.250%, 6/30/2025	838,134,946
		TOTAL	10,529,252,088
		TOTAL U.S. TREASURIES	26,000,145,323
		REPURCHASE AGREEMENTS—65.7%
155,000,000		Repurchase agreement 5.35%, dated 7/31/2024 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,037,153 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/1/2054 and the market value of those underlying securities was $255,998,746.	155,000,000
1,000,000,000		Interest in $1,100,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,100,163,472 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,122,000,000.	1,000,000,000
970,906,000		Repurchase agreement 5.35%, dated 7/31/2024 under which Bank of Nova Scotia will repurchase securities provided as collateral for $3,000,445,833 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2062 and the market value of those underlying securities was $3,060,640,602.	970,906,000
980,255,000		Repurchase agreement 5.35%, dated 7/31/2024 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,550,230,347 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2062 and the market value of those underlying securities was $1,585,107,167.	980,255,000
781,000,000		Repurchase agreement 5.35%, dated 7/31/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,300,193,194 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2054 and the market value of those underlying securities was $1,326,197,058.	781,000,000
2,000,000,000		Repurchase agreement 5.35%, dated 7/30/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,002,080,556 on 8/6/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $2,040,606,333.	2,000,000,000
375,000,000		Repurchase agreement 5.34%, dated 6/12/2024 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $453,337,500 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2072 and the market value of those underlying securities was $463,604,209.	375,000,000
200,000,000		Repurchase agreement 5.34%, dated 7/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $200,029,667 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $204,824,656.	200,000,000
1,348,013,000		Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,060,453,922.	1,348,013,000
450,000,000		Repurchase agreement 5.35%, dated 7/31/2024 under which ING Financial Markets LLC will repurchase securities provided as collateral for $450,066,875 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2057 and the market value of those underlying securities was $459,068,213.	450,000,000
250,000,000		Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,283,859,846.	250,000,000
664,000,000		Repurchase agreement 5.33%, dated 7/31/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $664,098,309 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2034 and the market value of those underlying securities was $677,380,289.	664,000,000
1,600,000,000		Repurchase agreement 5.34%, dated 6/13/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,014,536,667 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2063 and the market value of those underlying securities was $2,054,841,944.	1,600,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 500,000,000
Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui
Banking Corp will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $3,060,453,946.
		$ 500,000,000
950,000,000	Repurchase agreement 5.33%, dated 7/18/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $951,969,139 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $971,008,550.	950,000,000
705,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $705,104,379 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2029 and the market value of those underlying securities was $719,206,531.	705,000,000
200,000,000	Interest in $1,200,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,200,178,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2063 and the market value of those underlying securities was $1,225,309,386.	200,000,000
500,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $500,074,028 on 8/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 1/15/2025 and the market value of that underlying security was $510,000,078.	500,000,000
2,400,000,000	Interest in $4,000,000,000 joint repurchase agreement 5.36%, dated 2/5/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,004,168,889 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $4,080,000,011.	2,400,000,000
75,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,011,146 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2053 and the market value of those underlying securities was $76,500,000.	75,000,000
3,400,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,400,505,278 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $3,502,000,000.	3,400,000,000
6,000,000,000	Interest in $6,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,891,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $6,121,517,727.	6,000,000,000
500,000,000	Repurchase agreement 5.34%, dated 6/11/2024 under which Bank of Montreal will repurchase securities provided as collateral for $705,295,500 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $726,454,365.	500,000,000
1,000,000,000	Repurchase agreement 5.34%, dated 6/13/2024 under which Bank of Montreal will repurchase securities provided as collateral for $1,007,268,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2054 and the market value of those underlying securities was $1,034,430,116.	1,000,000,000
999,434,000	Interest in $1,700,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $1,700,252,639 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2064 and the market value of those underlying securities was $1,734,257,692.	999,434,000
250,000,000	Repurchase agreement 5.36%, dated 7/31/2024 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $250,037,222 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 4/15/2030 and the market value of those underlying securities was $255,062,500.	250,000,000
4,000,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,005,201,389 on 8/7/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2061 and the market value of those underlying securities was $5,113,455,880.	4,000,000,000
500,000,000	Repurchase agreement 5.35%, dated 7/15/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $506,836,111 on 10/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2029 and the market value of those underlying securities was $511,288,922.	500,000,000
1,225,000,000	Interest in $1,950,000,000 joint repurchase agreement 5.37%, dated 5/28/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,986,359,375 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $2,008,260,196.	1,225,000,000
1,000,000,000	Repurchase agreement 5.34%, dated 6/28/2024 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,004,598,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2033 and the market value of those underlying securities was $1,024,690,337.	1,000,000,000
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,375,000,000
Interest in $3,375,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $3,375,500,625 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $3,443,010,647.
		$ 1,375,000,000
495,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $495,073,425 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $504,974,968.	495,000,000
760,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $760,112,944 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 9/20/2053 and the market value of those underlying securities was $782,915,240.	760,000,000
3,550,000,000	Repurchase agreement 5.35%, dated 7/9/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,319,170,833 on 8/8/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 5/20/2054 and the market value of those underlying securities was $4,402,360,211.	3,550,000,000
1,268,412,000	Interest in $1,428,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,428,212,217 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,456,776,461.	1,268,412,000
2,225,000,000	Interest in $5,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $5,750,852,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2032 and the market value of those underlying securities was $5,865,870,048.	2,225,000,000
600,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $600,089,167 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/1/2039 and the market value of those underlying securities was $612,091,160.	600,000,000
1,700,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.36%, dated 4/16/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,003,126,667 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2029 and the market value of those underlying securities was $3,060,000,098.	1,700,000,000
480,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $480,071,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2057 and the market value of those underlying securities was $494,400,000.	480,000,000
800,000,000	Repurchase agreement 5.36%, dated 7/9/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $807,384,889 on 9/9/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2065 and the market value of those underlying securities was $820,424,938.	800,000,000
750,000,000	Repurchase agreement 5.39%, dated 7/15/2024 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $753,481,042 on 8/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2058 and the market value of those underlying securities was $766,832,600.	750,000,000
1,300,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,300,193,194 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/15/2064 and the market value of those underlying securities was $1,330,021,282.	1,300,000,000
500,000,000	Interest in $1,200,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,200,178,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,224,181,652.	500,000,000
800,000,000	Repurchase agreement 5.36%, dated 7/16/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,004,466,667 on 8/15/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 10/20/2053 and the market value of those underlying securities was $1,022,430,720.	800,000,000
100,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,014,861 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2054 and the market value of those underlying securities was $102,013,765.	100,000,000
800,000,000	Repurchase agreement 5.39%, dated 7/30/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,009,881,667 on 10/4/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/25/2062 and the market value of those underlying securities was $1,024,554,850.	800,000,000
1,675,000,000	Repurchase agreement 5.42%, dated 3/28/2024 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,056,006,667 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $2,098,019,111.	1,675,000,000
Annual Financial Statements and Additional Information
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 800,000,000
Repurchase agreement 5.40%, dated 6/3/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $948,460,000 on 8/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/20/2053 and the market value of those underlying securities was $976,685,464.
		$ 800,000,000
3,000,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,445,833 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2061 and the market value of those underlying securities was $3,070,385,552.	3,000,000,000
1,500,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/2/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $3,028,035,000 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $3,073,617,005.	1,500,000,000
50,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $50,007,431 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2054 and the market value of those underlying securities was $51,097,985.	50,000,000
800,000,000	Repurchase agreement 5.40%, dated 5/21/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $962,682,500 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/25/2054 and the market value of those underlying securities was $979,351,180.	800,000,000
2,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,296,667 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2029 and the market value of those underlying securities was $2,040,000,087.	2,000,000,000
4,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corporation JPM will repurchase securities provided as collateral for $4,000,593,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2029 and the market value of those underlying securities was $4,080,000,051.	4,000,000,000
750,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2054 and the market value of those underlying securities was $1,277,081,087.	750,000,000
4,500,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,500,666,250 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $4,590,000,001.	4,500,000,000
3,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $3,060,453,967.	3,000,000,000
737,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,407,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,805,416,079.	737,000,000
875,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Societe Generale, New York will repurchase a security provided as collateral for $1,001,040,278 on 8/7/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 12/31/2030 and the market value of that underlying security was $1,020,151,663.	875,000,000
2,500,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $2,500,370,833 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2048 and the market value of those underlying securities was $2,550,493,068.	2,500,000,000
3,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2053 and the market value of those underlying securities was $3,061,438,515.	3,000,000,000
10,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $10,001,483,333 on 8/1/2024. The security provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, was a U.S. Government Agency security maturing on 8/15/2048 and the market value of that underlying security was $10,201,746,516.	10,000,000,000
4,500,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,500,667,500 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $4,591,026,016.	4,500,000,000
11,500,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $11,501,705,833 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/29/2028 and the market value of those underlying securities was $11,731,932,617.	11,500,000,000
Annual Financial Statements and Additional Information
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 397,437,500
Repurchase agreement 5.34%, dated 7/31/2024 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $397,496,453 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $406,777,364.
		$ 397,437,500
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,222,500 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,530,000,062.	1,000,000,000
425,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,148,611 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2054 and the market value of those underlying securities was $1,020,151,583.	425,000,000
1,000,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,148,611 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2064 and the market value of those underlying securities was $1,020,000,000.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	110,491,457,500
	TOTAL INVESTMENT IN SECURITIES—99.1% (AT AMORTIZED COST)[3]	166,841,362,833
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	1,447,522,244
	TOTAL NET ASSETS—100%	$168,288,885,077

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.052	0.026	0.003	0.000[3]	0.012
Net realized gain (loss)	0.000[3]	0.014	(0.000)[3]	0.000[3]	(0.001)
Total From Investment Operations	0.052	0.040	0.003	0.000[3]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.040)	(0.003)	(0.000)[3]	(0.011)
Distributions from net realized gain	—	—	—	—	(0.000)[3]
Total Distributions	(0.052)	(0.040)	(0.003)	(0.000)[3]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	5.37%	4.03%	0.31%	0.02%	1.12%
Ratios to Average Net Assets:
Net expenses[5]	0.17%	0.17%	0.09%	0.11%	0.17%
Net investment income	5.24%	2.56%	0.25%	0.02%	0.74%
Expense waiver/reimbursement[6]	0.08%	0.13%	0.22%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,077	$181,157	$5,921,339	$8,073,883	$7,328,261

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.052	0.039	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.052	0.039	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.33%	3.99%	0.30%	0.02%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.10%	0.10%	0.19%
Net investment income	5.20%	3.92%	0.28%	0.02%	0.97%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.23%	0.23%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,818,839	$28,952,071	$31,227,810	$31,176,397	$29,928,127

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.050	0.037	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.10%	3.76%	0.22%	0.02%	0.91%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.17%	0.11%	0.38%
Net investment income	4.99%	3.73%	0.19%	0.01%	0.83%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.38%	0.43%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,429,684	$10,250,481	$10,082,923	$13,157,890	$12,300,069

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.049	0.044	0.046	0.024	0.009
Net realized gain (loss)	0.001	(0.007)	(0.044)	(0.024)	(0.000)[2]
Total From Investment Operations	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.06%	3.73%	0.22%	0.02%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.14%	0.19%	0.41%
Net investment income	4.95%	4.43%	0.14%	0.01%	0.89%
Expense waiver/reimbursement[5]	0.08%	0.13%	0.43%	0.39%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$162,885	$9,462	$78	$219	$253,981

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.046	0.033	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.046	0.033	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.046)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.046)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.66%	3.33%	0.12%	0.02%	0.63%
Ratios to Average Net Assets:
Net expenses[4]	0.84%	0.84%	0.27%	0.11%	0.64%
Net investment income	4.56%	3.32%	0.11%	0.01%	0.61%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.70%	0.86%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$655,506	$641,702	$567,676	$625,477	$599,710

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.034	0.001	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	(0.003)	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.044	0.031	0.001	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.52%	3.18%	0.10%	0.02%	0.54%
Ratios to Average Net Assets:
Net expenses[4]	0.98%	0.98%	0.26%	0.11%	0.71%
Net investment income	4.43%	3.38%	0.08%	0.01%	0.48%
Expense waiver/reimbursement[5]	0.14%	0.18%	0.93%	1.07%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$600,873	$902,755	$307,895	$526,713	$349,935

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.051	0.038	0.003	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.051	0.038	0.003	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.051)	(0.038)	(0.003)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.051)	(0.038)	(0.003)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.22%	3.89%	0.26%	0.02%	0.99%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.14%	0.12%	0.30%
Net investment income	5.10%	3.81%	0.24%	0.01%	0.94%
Expense waiver/reimbursement[5]	0.08%	0.13%	0.30%	0.32%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,563,189	$3,529,186	$3,094,786	$3,044,642	$3,454,165

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.047	0.035	0.002	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	—	(0.000)[2]
Total From Investment Operations	0.047	0.034	0.002	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.047)	(0.034)	(0.002)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.047)	(0.034)	(0.002)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.82%	3.50%	0.16%	0.02%	0.73%
Ratios to Average Net Assets:
Net expenses[4]	0.69%	0.68%	0.24%	0.12%	0.54%
Net investment income	4.72%	3.52%	0.13%	0.01%	0.66%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.59%	0.71%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,199,776	$1,331,183	$1,276,028	$2,658,370	$3,303,066

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.053	0.040	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.053	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	—	—	(0.000)[2]
Total Distributions	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.38%	4.04%	0.31%	0.03%	1.14%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.09%	0.10%	0.15%
Net investment income	5.25%	3.99%	0.33%	0.02%	0.96%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.20%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$99,742,080	$88,718,697	$83,546,204	$69,590,226	$76,682,858

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.053	0.043	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.003)	(0.000)[2]	—	0.000[2]
Total From Investment Operations	0.053	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gains	—	—	—	—	(0.000)[2]
Total Distributions	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.38%	4.04%	0.31%	0.03%	1.14%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.10%	0.11%	0.15%
Net investment income	5.25%	4.30%	0.54%	0.03%	0.81%
Expense waiver/reimbursement[5]	0.09%	0.13%	0.18%	0.17%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,343,757	$8,642,312	$1,942,655	$571,121	$1,089

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2022[1]
	2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.053	0.041	0.003
Net realized gain (loss)	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.14%[6]
Net investment income	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements	$110,491,457,500
Investment in securities	56,349,905,333
Investment in securities, at amortized cost	166,841,362,833
Cash	6,927,364,261
Income receivable	371,330,063
Receivable for shares sold	214,109,290
Total Assets	174,354,166,447
Liabilities:
Payable for investments purchased	5,430,466,760
Payable for shares redeemed	236,739,223
Income distribution payable	385,877,178
Payable for investment adviser fee (Note 5)	257,377
Payable for administrative fee (Note 5)	356,181
Payable for Directors’/Trustees’ fees (Note 5)	1,247
Payable for distribution services fee (Note 5)	733,675
Payable for other service fees (Notes 2 and 5)	5,926,531
Accrued expenses (Note 5)	4,923,198
Total Liabilities	6,065,281,370
Net assets for 168,340,146,071 shares outstanding	$168,288,885,077
Net Assets Consist of:
Paid-in capital	$168,340,323,681
Total distributable earnings (loss)	(51,438,604)
Total Net Assets	$168,288,885,077
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$927,076,973 ÷ 927,356,977 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,818,838,676 ÷ 31,828,526,576 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$11,429,684,128 ÷ 11,433,166,486 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$162,884,555 ÷ 162,934,234 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$655,505,900 ÷ 655,705,133 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$600,873,239 ÷ 601,055,909 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$10,563,188,917 ÷ 10,566,411,784 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,199,776,355 ÷ 1,200,140,632 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$99,742,079,529 ÷ 99,772,461,769 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$8,343,757,236 ÷ 8,346,300,984 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$2,845,219,569 ÷ 2,846,085,587 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$8,390,034,048
Expenses:
Investment adviser fee (Note 5)	245,216,001
Administrative fee (Note 5)	120,510,840
Custodian fees	4,256,854
Transfer agent fees (Note 2)	3,849,812
Directors’/Trustees’ fees (Note 5)	730,731
Auditing fees	27,683
Legal fees	10,157
Portfolio accounting fees	285,461
Distribution services fee (Note 5)	9,409,939
Other service fees (Notes 2 and 5)	58,392,407
Share registration costs	2,936,869
Printing and postage	1,318,477
Miscellaneous (Note 5)	647,629
TOTAL EXPENSES	447,592,860
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(136,679,380)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(338,562)
TOTAL WAIVERS AND REIMBURSEMENT	(137,017,942)
Net expenses	310,574,918
Net investment income	8,079,459,130
Net realized gain on investments	170,438
Change in net assets resulting from operations	$8,079,629,568
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$8,079,459,130	$5,576,461,241
Net realized gain (loss)	170,438	(1,284,750)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,079,629,568	5,575,176,491
Distributions to Shareholders:
Select Shares	(31,014,051)	(35,271,850)
Institutional Shares	(1,529,265,620)	(1,174,046,622)
Service Shares	(541,469,275)	(389,623,516)
Administrative Shares	(2,361,544)	(161,294)
Cash II Shares	(29,296,578)	(19,617,039)
Cash Series Shares	(27,909,877)	(21,988,107)
Capital Shares	(350,780,958)	(136,929,964)
Trust Shares	(63,489,475)	(50,205,859)
Premier Shares	(4,970,726,189)	(3,450,670,665)
Advisor Shares	(457,765,594)	(257,752,222)
SDG Shares	(75,398,115)	(40,021,310)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,079,477,276)	(5,576,288,448)
Share Transactions:
Proceeds from sale of shares	888,090,732,634	883,504,550,198
Net asset value of shares issued to shareholders in payment of distributions declared	3,702,830,116	2,496,154,457
Cost of shares redeemed	(868,445,560,859)	(879,522,640,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,348,001,891	6,478,064,450
Change in net assets	23,348,154,183	6,476,952,493
Net Assets:
Beginning of period	144,940,730,894	138,463,778,401
End of period	$168,288,885,077	$144,940,730,894
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
21

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $137,017,942 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$4,389	$(37)
Institutional Shares	212,915	—
Service Shares	1,642,559	—
Administrative Shares	413	(50)
Cash II Shares	575,877	—
Cash Series Shares	132,587	—
Capital Shares	50,457	—
Trust Shares	470,130	(19,124)
Premier Shares	684,440	(1,905)
Advisor Shares	65,644	(2,775)
SDG Shares	10,401	—
TOTAL	$3,849,812	$(23,891)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$59,805
Institutional Shares	14,209,535
Service Shares	27,138,636
Administrative Shares	119,086
Cash II Shares	1,604,989
Cash Series Shares	1,573,353
Capital Shares	10,323,912
Trust Shares	3,363,091
TOTAL	$58,392,407
For the year ended July 31, 2024, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Annual Financial Statements and Additional Information
22

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	5,207,166,962	$5,207,166,962	2,168,449,564	$2,168,449,564
Shares issued to shareholders in payment of distributions declared	11,578,884	11,578,884	3,995,559	3,995,559
Shares redeemed	(4,472,610,381)	(4,472,610,381)	(7,914,714,488)	(7,914,714,488)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	746,135,465	$746,135,465	(5,742,269,365)	$(5,742,269,365)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	140,052,349,750	$140,052,349,750	186,148,262,717	$186,148,262,717
Shares issued to shareholders in payment of distributions declared	625,093,659	625,093,659	420,918,743	420,918,743
Shares redeemed	(137,811,268,098)	(137,811,268,098)	(188,845,973,947)	(188,845,973,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,866,175,311	$2,866,175,311	(2,276,792,487)	$(2,276,792,487)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	30,315,330,025	$30,315,330,025	27,836,489,730	$27,836,489,730
Shares issued to shareholders in payment of distributions declared	205,683,895	205,683,895	169,368,568	169,368,568
Shares redeemed	(29,341,966,373)	(29,341,966,373)	(27,838,325,461)	(27,838,325,461)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,179,047,547	$1,179,047,547	167,532,837	$167,532,837
	Year Ended 7/31/2024		Year Ended 7/31/2023
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	530,744,767	$530,744,767	15,341,826	$15,341,826
Shares issued to shareholders in payment of distributions declared	705,796	705,796	68,641	68,641
Shares redeemed	(377,981,202)	(377,981,202)	(6,023,799)	(6,023,799)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	153,469,361	$153,469,361	9,386,668	$9,386,668
Annual Financial Statements and Additional Information
23

	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	639,037,366	$639,037,366	464,220,612	$464,220,612
Shares issued to shareholders in payment of distributions declared	28,718,769	28,718,769	19,293,153	19,293,153
Shares redeemed	(653,979,972)	(653,979,972)	(409,467,416)	(409,467,416)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	13,776,163	$13,776,163	74,046,349	$74,046,349
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	4,027,250,465	$4,027,250,465	4,365,518,975	$4,365,518,975
Shares issued to shareholders in payment of distributions declared	27,236,276	27,236,276	21,787,443	21,787,443
Shares redeemed	(4,356,505,870)	(4,356,505,870)	(3,792,238,227)	(3,792,238,227)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(302,019,129)	$(302,019,129)	595,068,191	$595,068,191
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	26,120,717,921	$26,120,717,921	22,112,699,472	$22,112,699,472
Shares issued to shareholders in payment of distributions declared	136,030,178	136,030,178	103,746,094	103,746,094
Shares redeemed	(19,220,769,784)	(19,220,769,784)	(21,781,934,740)	(21,781,934,740)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,035,978,315	$7,035,978,315	434,510,826	$434,510,826
	Year Ended 7/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	4,610,941,985	$4,610,941,985	5,541,475,630	$5,541,475,630
Shares issued to shareholders in payment of distributions declared	46,886,028	46,886,028	30,288,301	30,288,301
Shares redeemed	(4,789,342,062)	(4,789,342,062)	(5,516,600,396)	(5,516,600,396)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(131,514,049)	$(131,514,049)	55,163,535	$55,163,535
	Year Ended 7/31/2024		Year Ended 7/31/2023
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	616,742,825,265	$616,742,825,265	579,652,518,806	$579,652,518,806
Shares issued to shareholders in payment of distributions declared	2,160,935,434	2,160,935,434	1,475,168,922	1,475,168,922
Shares redeemed	(607,881,473,296)	(607,881,473,296)	(575,954,063,278)	(575,954,063,278)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	11,022,287,403	$11,022,287,403	5,173,624,450	$5,173,624,450
	Year Ended 7/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	20,024,535,132	$20,024,535,132	18,594,511,674	$18,594,511,674
Shares issued to shareholders in payment of distributions declared	402,401,002	402,401,002	224,560,850	224,560,850
Shares redeemed	(20,725,999,780)	(20,725,999,780)	(12,117,071,313)	(12,117,071,313)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(299,063,646)	$(299,063,646)	6,702,001,211	$6,702,001,211
Annual Financial Statements and Additional Information
24

	Year Ended 7/31/2024		Year Ended 7/31/2023
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	39,819,832,996	$39,819,832,996	36,605,061,192	$36,605,061,192
Shares issued to shareholders in payment of distributions declared	57,560,195	57,560,195	26,958,183	26,958,183
Shares redeemed	(38,813,664,041)	(38,813,664,041)	(35,346,227,140)	(35,346,227,140)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	1,063,729,150	$1,063,729,150	1,285,792,235	$1,285,792,235
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	23,348,001,891	$23,348,001,891	6,478,064,450	$6,478,064,450
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$8,079,477,276	$5,576,288,448
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$158,690
Capital loss carryforwards	$(51,597,294)
TOTAL	$(51,438,604)
As of July 31, 2024, the Fund had a capital loss carryforward of $51,597,294 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$51,597,294	$—	$51,597,294
The Fund used capital loss carryforwards of $170,438 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Fund’s Adviser voluntarily waived $136,679,380 of its fee and voluntarily reimbursed $23,891 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information
25

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$23,817	$—
Cash II Shares	2,246,984	—
Cash Series Shares	3,776,047	(314,671)
Trust Shares	3,363,091	—
TOTAL	$9,409,939	$(314,671)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $423,728 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2024, FSSC received $168,058 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
Annual Financial Statements and Additional Information
26

8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 100% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
28

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
29

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
30

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
31

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
32

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Government Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450513 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX	Advisor | PCVXX
	Service | PRCXX	Cash II | PCDXX	Cash Series | PTSXX	Capital | PCCXX
Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
	[1]	NOTES - VARIABLE—20.8%
		Aerospace/Auto—1.5%
$ 100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.630% (SOFR +0.300%), 8/1/2024	$ 100,000,000
325,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.670% (SOFR +0.340%), 8/1/2024	325,000,000
300,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.680% (SOFR +0.350%), 8/1/2024	300,000,000
434,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.830% (SOFR +0.500%), 8/1/2024	434,000,000
		TOTAL	1,159,000,000
		Finance - Banking—17.2%
400,000,000		Australia & New Zealand Banking Group Ltd., 5.530% (SOFR +0.200%), 8/1/2024	400,000,000
100,000,000		Bank of America N.A., 5.680% (SOFR +0.350%), 8/1/2024	100,000,000
250,000,000		Bank of America N.A., 5.860% (SOFR +0.530%), 8/1/2024	250,000,000
200,000,000		Bank of America N.A., 5.950% (SOFR +0.620%), 8/1/2024	200,000,000
250,000,000		Bank of America N.A., 5.950% (SOFR +0.620%), 8/1/2024	250,000,000
75,000,000		Bank of Montreal, 5.630% (SOFR +0.300%), 8/1/2024	75,000,000
160,000,000		Bank of Montreal, 5.630% (SOFR +0.300%), 8/1/2024	160,000,000
100,000,000		Bank of Montreal, 5.700% (SOFR +0.370%), 8/1/2024	100,000,000
425,000,000		Bank of Montreal, 5.710% (SOFR +0.380%), 8/1/2024	425,000,000
250,000,000		Bank of Montreal, 5.800% (SOFR +0.470%), 8/1/2024	250,000,000
515,000,000		Bank of Montreal, 5.840% (SOFR +0.510%), 8/1/2024	515,000,000
350,000,000		Bank of Nova Scotia, 5.670% (SOFR +0.340%), 8/1/2024	350,000,000
218,000,000		Bank of Nova Scotia, 5.710% (SOFR +0.380%), 8/1/2024	218,000,000
250,000,000		Bank of Nova Scotia, 5.840% (SOFR +0.510%), 8/1/2024	250,000,000
200,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.530% (SOFR +0.200%), 8/1/2024	200,000,000
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 5.510% (SOFR +0.180%), 8/1/2024	100,000,000
430,000,000		Canadian Imperial Bank of Commerce, 5.680% (SOFR +0.350%), 8/1/2024	430,000,000
200,000,000		Canadian Imperial Bank of Commerce, 5.840% (SOFR +0.510%), 8/1/2024	200,000,000
265,000,000		Citibank NA, 5.710% (SOFR +0.380%), 8/1/2024	265,000,000
300,000,000		Citibank NA, 5.930% (SOFR +0.600%), 8/1/2024	300,000,000
400,000,000		Citigroup Global Markets, Inc., 5.560% (SOFR +0.230%), 8/1/2024	400,000,000
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.480%, 8/1/2024	4,500,000
57,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	57,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	50,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
120,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	120,000,000
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	60,000,000
225,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	225,000,000
90,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	90,000,000
290,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	290,000,000
375,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	375,000,000
150,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	150,000,000
51,000,000		Mizuho Bank Ltd., 5.570% (SOFR +0.240%), 8/1/2024	51,008,057
180,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	180,000,000
600,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	600,000,000
160,000,000		National Australia Bank Ltd., 5.530% (SOFR +0.200%), 8/1/2024	160,000,000
200,000,000		National Australia Bank Ltd., 5.680% (SOFR +0.350%), 8/1/2024	200,000,000
150,000,000		National Australia Bank Ltd., 5.780% (SOFR +0.450%), 8/1/2024	150,000,000
200,000,000		National Australia Bank Ltd., 5.780% (SOFR +0.450%), 8/1/2024	200,000,000
275,000,000		National Australia Bank Ltd., 5.810% (SOFR +0.480%), 8/1/2024	275,000,000
100,000,000		National Bank of Canada, 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 500,000,000		National Bank of Canada, 5.700% (SOFR +0.370%), 8/1/2024	$ 500,000,000
100,000,000		National Bank of Canada, 5.700% (SOFR +0.370%), 8/1/2024	100,000,000
58,500,000		Nordea Bank Abp, 5.480% (SOFR +0.150%), 8/1/2024	58,500,000
75,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	75,000,000
100,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	100,000,000
475,000,000		Nordea Bank Abp, 5.530% (SOFR +0.200%), 8/1/2024	475,000,000
19,670,000		Osprey Properties Ltd. Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA LOC), 5.530%, 8/1/2024	29,435,000
50,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.610% (SOFR +0.280%), 8/1/2024	50,000,000
178,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.620% (SOFR +0.290%), 8/1/2024	178,000,000
258,000,000		Royal Bank of Canada, 5.670% (SOFR +0.340%), 8/1/2024	258,000,000
225,000,000		Royal Bank of Canada, New York Branch, 5.670% (SOFR +0.340%), 8/1/2024	225,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	100,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	100,000,000
500,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	500,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	50,000,000
500,000,000		Toronto Dominion Bank, 5.710% (SOFR +0.380%), 8/1/2024	500,000,000
250,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	250,000,000
255,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	255,000,000
210,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	210,000,000
200,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	200,000,000
155,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	155,000,000
255,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	255,000,000
150,000,000		Westpac Banking Corp. Ltd., 5.780% (SOFR +0.450%), 8/1/2024	150,000,000
		TOTAL	13,769,113,057
		Finance - Retail—1.2%
149,000,000		Chariot Funding LLC, 5.610% (SOFR +0.280%), 8/1/2024	149,000,000
15,000,000		Old Line Funding, LLC, 5.560% (SOFR +0.230%), 8/1/2024	15,000,000
75,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	75,000,000
100,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	100,000,000
100,000,000		Old Line Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	100,000,000
95,000,000		Old Line Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	95,000,000
75,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.290%), 8/1/2024	75,000,000
60,000,000		Thunder Bay Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	60,000,000
100,000,000		Thunder Bay Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	100,000,000
100,000,000		Thunder Bay Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	100,000,000
69,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.290%), 8/1/2024	69,000,000
		TOTAL	938,000,000
		Government Agency—0.9%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	13,965,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,925,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	15,550,000
56,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	56,000,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,460,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	10,545,000
11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	11,800,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 8,010,000		Chad J. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	$ 8,010,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	28,220,000
4,435,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 5.450%, 8/1/2024	4,435,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	9,990,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,130,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	30,000,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/7/2024	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	5,985,000
12,715,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	12,715,000
10,920,000		MBW Legacy Investments, LLC, Series 2024, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	10,920,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,785,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,875,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	35,960,000
5,285,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.450%, 8/1/2024	5,285,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	32,015,000
4,815,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.450%, 8/1/2024	4,815,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	37,930,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	7,020,000
28,150,000		Rohnert Park 668 L.P., (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	28,150,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,455,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.450%, 8/1/2024	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	7,110,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	8,825,000
11,110,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,110,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	2,560,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	13,385,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,150,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	7,490,000
4,635,000		The Raymon Lee Ince Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,635,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	10,190,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	17,400,000
10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	10,740,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	$ 16,400,000
		TOTAL	752,495,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $16,618,608,057)	16,618,608,057
		TIME DEPOSITS—18.3%
		Finance - Banking—18.3%
3,920,000,000		ABN Amro Bank NV, 5.330%, 8/2/2024 - 8/6/2024	3,920,000,000
500,000,000		Australia & New Zealand Banking Group Ltd., 5.320%, 8/1/2024	500,000,000
2,400,000,000		Australia & New Zealand Banking Group Ltd., 5.330%, 8/2/2024 - 8/7/2024	2,400,000,000
150,000,000		Cooperatieve Rabobank UA, 5.310%, 8/1/2024	150,000,000
3,900,000,000		DNB Bank ASA, 5.320%, 8/1/2024	3,900,000,000
510,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2024	510,000,000
3,250,000,000		Svenska Handelsbanken AB, 5.320%, 8/1/2024	3,250,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $14,630,000,000)	14,630,000,000
		CERTIFICATES OF DEPOSIT—15.0%
		Finance - Banking—15.0%
1,316,000,000		Bank of America N.A., 5.180% - 6.000%, 8/9/2024 - 2/25/2025	1,316,000,000
333,500,000		Bank of America N.A., 5.270% - 6.000%, 9/23/2024 - 2/14/2025	333,500,000
35,000,000		Bank of Montreal, 5.500%, 6/10/2025	35,000,000
304,000,000		Bank of Nova Scotia, 6.000%, 10/3/2024 - 10/18/2024	304,000,000
111,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	111,000,000
882,500,000		Canadian Imperial Bank of Commerce, 5.150% - 6.000%, 10/2/2024 - 4/17/2025	882,500,000
695,000,000		Citibank NA, 5.740% - 6.010%, 8/21/2024 - 9/18/2024	695,000,000
2,479,000,000		Credit Agricole Corporate and Investment Bank, 5.320%, 8/5/2024 - 8/7/2024	2,479,000,000
750,000,000		Mizuho Bank Ltd., 5.490%, 8/2/2024	750,000,000
2,675,500,000		MUFG Bank Ltd., 5.350% - 5.480%, 8/2/2024 - 8/9/2024	2,675,500,000
900,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.420% - 5.470%, 9/11/2024 - 10/18/2024	900,000,000
1,064,000,000		Toronto Dominion Bank, 5.400% - 6.010%, 9/6/2024 - 4/17/2025	1,064,000,000
300,000,000		Truist Bank, 5.330%, 8/1/2024	300,000,000
75,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	75,000,000
75,000,000		Westpac Banking Corp. Ltd., 5.270%, 2/14/2025	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $11,995,500,000)	11,995,500,000
	[2]	COMMERCIAL PAPER—14.2%
		Finance - Banking—12.5%
60,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 5.475%, 9/20/2024	59,550,000
200,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/17/2025	200,000,000
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/22/2025	100,000,000
125,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 12/30/2024	125,000,000
144,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 1/28/2025	144,000,000
144,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 12/6/2024	144,000,000
482,500,000		Australia & New Zealand Banking Group Ltd., 5.426% - 5.935%, 8/16/2024 - 5/19/2025	468,664,839
1,295,000,000		Bank of Montreal, 5.422% - 5.571%, 4/1/2025 - 6/24/2025	1,242,546,553
248,000,000		Bank of Montreal, 5.980%, 8/1/2024	248,000,000
350,000,000		BPCE S.A., 5.451%, 9/16/2024	347,596,181
550,000,000		Canadian Imperial Bank of Commerce, 5.178% - 5.423%, 2/4/2025 - 4/8/2025	530,874,944
300,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 5.345%, 8/5/2024	299,822,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$ 400,000,000		Chesham Finance LLC Series IV, (HSBC Bank PLC COL)/(Hongkong & Shanghai Banking Corp. COL), 5.345%, 8/7/2024	$ 399,644,000
45,000,000		Chesham Finance LLC Series VII, (Citibank NA COL), 5.382%, 8/12/2024	44,926,300
30,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 5.359%, 8/1/2024	30,000,000
243,000,000		Longship Funding LLC, 5.336% - 5.337%, 8/1/2024	243,000,000
350,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	340,539,791
2,325,000,000		National Bank of Canada, 5.056% - 5.544%, 1/27/2025 - 6/9/2025	2,253,604,479
169,500,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 5.244%, 7/22/2025	161,176,138
150,000,000		Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.482%, 8/9/2024	149,820,000
385,000,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	380,615,858
1,398,500,000		Toronto Dominion Bank, 5.300% - 6.004%, 8/23/2024 - 7/3/2025	1,356,251,519
75,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.474%, 8/6/2024	74,943,750
650,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.263%, 2/4/2025 - 2/13/2025	632,738,278
		TOTAL	9,977,314,630
		Finance - Commercial—0.1%
73,500,000		Atlantic Asset Securitization LLC, 5.480%, 10/1/2024	72,827,475
		Finance - Retail—0.7%
100,000,000		CAFCO, LLC, 5.334%, 8/6/2024	99,925,972
50,000,000		CHARTA, LLC, 5.334%, 8/6/2024	49,962,986
157,000,000		Sheffield Receivables Co. LLC, 5.470% - 5.491%, 8/20/2024 - 10/11/2024	156,110,726
250,000,000		Starbird Funding Corp., 5.320%, 8/1/2024	250,000,000
		TOTAL	555,999,684
		Insurance—0.7%
530,000,000		UnitedHealth Group, Inc., 5.496% - 5.585%, 8/23/2024 - 12/2/2024	526,007,000
		Pharmaceuticals and Health Care—0.2%
192,785,000		Eli Lilly & Co., 5.349%, 8/1/2024	192,785,000
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $11,324,933,789)	11,324,933,789
		ASSET-BACKED SECURITY—0.1%
		Auto Receivables—0.1%
80,000,000		CarMax Auto Owner Trust 2024-3, Class A-1, 5.440%, 8/15/2025	80,000,000
		MUNICIPAL BOND—0.1%
		Finance - Banking—0.1%
38,420,000		Taxable Tender Option Bond Trust 2024-XF3219TX, 2024-XF3219TX Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024 (IDENTIFIED COST $38,420,000)	38,420,000
		OTHER REPURCHASE AGREEMENTS—16.6%
		Finance - Banking—16.6%
35,000,000		BMO Capital Markets Corp., 5.47%, dated 7/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,318 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $35,705,424 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
330,000,000		BMO Capital Markets Corp., 5.42%, dated 7/31/2024, interest in a $675,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $675,101,625 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt and U.S. Government Agency securities with a market value of $688,612,822 have been received as collateral and held with BNY Mellon as tri-party agent.	330,000,000
750,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2024, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,121,556 on 8/1/2024, in which asset-backed securities with a market value of $816,123,987 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
1,200,000,000		BNP Paribas S.A., 5.40%, dated 7/31/2024, interest in a $1,525,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,525,228,750 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury notes, treasury bonds and U.S. Government Agency securities with a market value of $1,555,733,325 have been received as collateral and held with BNY Mellon as tri-party agent.	1,200,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 400,000,000
Citigroup Global Markets, Inc., 5.44%, dated 7/31/2024, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,060,444 on 8/1/2024, in which American depositary receipts, convertible bonds, exchange-traded funds and medium-term notes with a market value of $408,062,400 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 400,000,000
750,000,000	Citigroup Global Markets, Inc., 5.72%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $754,170,833 on 9/16/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $768,768,063 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
10,000,000	Citigroup Global Markets, Inc., 5.82%, dated 7/31/2024, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,001,617 on 8/1/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $10,288,980 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
225,000,000	Citigroup Global Markets, Inc., 5.50%, dated 2/15/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,534,722 on 8/19/2024, in which common stocks, convertible bonds and exchange-traded funds with a market value of $512,415,460 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
250,000,000	Citigroup Global Markets, Inc., 5.50%, dated 12/1/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,267,361 on 8/19/2024, in which common stocks, convertible bonds, corporate bonds and medium-term notes with a market value of $256,208,505 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
350,000,000	Citigroup Global Markets, Inc., 5.44%, dated 7/31/2024, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,068,000 on 8/1/2024, in which exchange-traded funds, medium-term notes, mutual funds, treasury bonds, treasury notes and unit investment trusts with a market value of $459,070,469 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
135,000,000	Credit Agricole S.A., 5.47%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $255,038,520 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 7/31/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,022,375 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $153,023,564 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities, treasury notes and U.S. Government Agency securities with a market value of $306,046,491 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
225,000,000	Credit Agricole S.A., 5.37%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper and medium-term notes with a market value of $306,045,646 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
250,000,000	Credit Agricole S.A., 5.37%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper and medium-term notes with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
350,000,000	Credit Agricole S.A., 5.37%, dated 5/8/2024, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,365,458 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $357,054,096 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
25,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,764 on 8/1/2024, in which asset-backed securities with a market value of $25,500,058 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
35,000,000	HSBC Securities (USA), Inc., 5.52%, dated 7/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,367 on 8/1/2024, in which corporate bonds with a market value of $35,700,001 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
340,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $390,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $390,058,717 on 8/1/2024, in which corporate bonds and medium-term notes with a market value of $397,800,939 have been received as collateral and held with BNY Mellon as tri-party agent.	340,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 950,000,000
J.P. Morgan Securities LLC, 5.54%, dated 7/10/2024, interest in a $1,150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,155,309,167 on 8/9/2024, in which corporate bonds and medium-term notes with a market value of $1,173,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 950,000,000
195,000,000	Mizuho Securities USA, Inc., 5.86%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $201,953,333 on 10/11/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,666,452 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
850,000,000	Mizuho Securities USA, Inc., 5.42%, dated 7/31/2024, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,135,500 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $918,138,210 have been received as collateral and held with BNY Mellon as tri-party agent.	850,000,000
1,565,000,000	Mizuho Securities USA, Inc., 5.47%, dated 7/31/2024, interest in a $1,925,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,925,292,493 on 8/1/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $1,963,798,443 have been received as collateral and held with BNY Mellon as tri-party agent.	1,565,000,000
351,000,000	Mitsubishi UFG Securities Americas Inc., 5.47%, dated 7/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2024, in which American depositary receipts, common stocks and exchange-traded funds with a market value of $408,061,995 have been received as collateral and held with BNY Mellon as tri-party agent.	351,000,000
165,000,000	Pershing LLC, 5.57%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/12/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,112,540 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
200,000,000	Societe Generale, Paris., 5.59%, dated 7/31/2024, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $201,055,889 on 9/3/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $204,032,438 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
300,000,000	Societe Generale, Paris., 5.38%, dated 7/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,722 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $510,076,219 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
400,000,000	Societe Generale, Paris., 5.45%, dated 7/31/2024, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,090,833 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $612,092,652 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
50,000,000	Standard Chartered Bank, 5.38%, dated 7/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 8/1/2024, in which U.S. Government Agency securities with a market value of $153,022,865 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 5.43%, dated 7/25/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,105,583 on 8/1/2024, in which U.S. Government Agency securities and treasury notes with a market value of $102,367,640 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 5.40%, dated 7/31/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,030,000 on 8/1/2024, in which municipal bonds with a market value of $ 204,035,768 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
400,000,000	TD Securities (USA), LLC, 5.42%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,526,944 on 8/19/2024, in which corporate bonds and medium-term notes with a market value of $510,077,570 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
100,000,000	Wells Fargo Securities LLC, 5.81%, dated 4/3/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,452,500 on 10/24/2024, in which convertible bonds with a market value of $102,099,117 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
140,000,000	Wells Fargo Securities LLC, 5.67%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $141,984,500 on 10/16/2024, in which American depositary receipts, commercial paper, exchange-traded funds and mutual funds with a market value of $143,092,383 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
150,000,000	Wells Fargo Securities LLC, 5.81%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,178,750 on 10/24/2024, in which convertible bonds with a market value of $153,148,889 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Annual Financial Statements and Additional Information

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 150,000,000
Wells Fargo Securities LLC, 5.85%, dated 6/3/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,145,000 on 8/30/2024, in which sovereign debt securities with a market value of $154,467,204 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
200,000,000	Wells Fargo Securities LLC, 5.63%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,815,000 on 11/6/2024, in which sovereign debt securities with a market value of $204,661,188 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
220,000,000	Wells Fargo Securities LLC, 5.81%, dated 1/9/2023, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $223,195,500 on 10/17/2024, in which convertible bonds with a market value of $224,870,839 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
500,000,000	Wells Fargo Securities LLC, 5.67%, dated 8/14/2023, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $507,087,500 on 10/16/2024, in which asset-backed securities, commercial paper, certificates of deposit and municipal bonds with a market value of $511,044,225 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $13,246,000,000)	13,246,000,000
	REPURCHASE AGREEMENTS—11.9%
	Finance - Banking—11.9%
550,000,000	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 7/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $750,110,625 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $765,112,852.	550,000,000
400,000,000	Repurchase agreement 5.32%, dated 7/31/2024 under which BofA Securities, Inc. will repurchase securities provided as collateral for $400,059,111 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2032 and the market value of those underlying securities was $408,060,299.	400,000,000
1,000,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,148,056 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2053 and the market value of those underlying securities were $1,020,151,098.	1,000,000,000
2,000,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,297,222 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2054 and the market value of those underlying securities was $2,058,243,567.	2,000,000,000
2,000,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,296,111 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,040,000,028.	2,000,000,000
2,500,000,000	Interest in $6,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,891,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $6,121,517,727.	2,500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which MUFG Securities America, Inc. will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,283,859,846.	500,000,000
500,000,000	Interest in $1,200,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,200,178,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2063 and the market value of those underlying securities was $1,225,309,386.	500,000,000
16,065,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,060,453,922.	16,065,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $9,466,065,000)	9,466,065,000
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	77,399,526,846
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	2,419,662,215
	TOTAL NET ASSETS—100%	$79,819,189,061
Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$17,998,099	$—	$17,998,099
Proceeds from Sales	$(1,017,711,100)	$(500,320,089)	$(1,518,031,189)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 7/31/2024	$—	$—	$—
Shares Held as of 7/31/2024	—	—	—
Dividend Income	$51,144,470	$20,822,669	$71,967,139

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.051	0.038	0.002	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.051	0.038	0.002	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.051)	(0.038)	(0.002)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.051)	(0.038)	(0.002)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.23%	3.89%	0.20%	0.01%	1.01%
Ratios to Average Net Assets:
Net expenses[4]	0.49%	0.51%	0.32%	0.23%	0.53%
Net investment income	5.10%	3.70%	0.18%	0.01%	1.01%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.33%	0.41%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$965,810	$536,771	$711,893	$1,034,830	$1,603,414

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.032	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.045	0.032	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.56%	3.24%	0.08%	0.01%	0.56%
Ratios to Average Net Assets:
Net expenses[4]	1.13%	1.13%	0.45%	0.23%	0.97%
Net investment income	4.46%	3.23%	0.09%	0.01%	0.54%
Expense waiver/reimbursement[5]	0.10%	0.14%	0.82%	1.09%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,757	$48,737	$41,244	$38,762	$48,615

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.054	0.041	0.003	0.000[2]	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.054	0.041	0.003	0.000[2]	0.013
Less Distributions:
Distributions from net investment income	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.52%	4.20%	0.33%	0.04%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	5.39%	4.42%	0.36%	0.04%	1.33%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,770,608	$44,262,167	$13,928,308	$11,788,470	$18,814,127

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.054	0.041	0.003	0.000[2]	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.054	0.041	0.003	0.000[2]	0.013
Less Distributions:
Distributions from net investment income	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.52%	4.20%	0.33%	0.04%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	5.39%	4.42%	0.75%	0.04%	1.32%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,731,361	$3,288,901	$1,026,476	$187,921	$376,278

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.051	0.039	0.002	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.051	0.039	0.002	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.26%	3.94%	0.24%	0.01%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.28%	0.23%	0.45%
Net investment income	5.14%	4.07%	0.23%	0.01%	1.06%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.28%	0.32%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,082,531	$2,868,424	$1,479,712	$1,711,361	$3,016,273

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.047	0.034	0.001	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.047	0.034	0.001	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.047)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.047)	(0.034)	(0.001)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.79%	3.48%	0.12%	0.01%	0.72%
Ratios to Average Net Assets:
Net expenses[4]	0.90%	0.90%	0.40%	0.22%	0.81%
Net investment income	4.69%	3.35%	0.12%	0.01%	0.71%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.60%	0.78%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,198,130	$1,061,640	$1,301,550	$1,275,933	$1,125,251

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.033	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.045	0.033	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.045)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.045)	(0.033)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.64%	3.34%	0.09%	0.01%	0.62%
Ratios to Average Net Assets:
Net expenses[4]	1.05%	1.04%	0.42%	0.22%	0.92%
Net investment income	4.54%	3.45%	0.10%	0.01%	0.63%
Expense waiver/reimbursement[5]	0.15%	0.19%	0.84%	1.03%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,357	$72,195	$42,283	$42,076	$33,265

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.053	0.040	0.003	0.000[2]	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.053	0.040	0.003	0.000[2]	0.012
Less Distributions:
Distributions from net investment income	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.012)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.053)	(0.040)	(0.003)	(0.000)[2]	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.42%	4.10%	0.29%	0.01%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.23%	0.23%	0.30%
Net investment income	5.29%	4.20%	0.27%	0.01%	1.20%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.18%	0.18%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$787,691	$600,915	$310,975	$329,279	$548,708

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.049	0.036	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.049	0.036	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.03%	3.69%	0.17%	0.01%	0.87%
Ratios to Average Net Assets:
Net expenses[4]	0.67%	0.69%	0.33%	0.23%	0.66%
Net investment income	4.91%	3.97%	0.12%	0.01%	0.86%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.47%	0.57%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,945	$48,449	$18,172	$2,670,993	$3,667,951

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements and other repurchase agreements	$22,712,065,000
Investment in securities	54,687,461,846
Investment in securities, at amortized cost and fair value	77,399,526,846
Cash	2,799,934,076
Income receivable	304,321,519
Receivable for shares sold	290,469,100
Total Assets	80,794,251,541
Liabilities:
Payable for investments purchased	752,590,000
Payable for shares redeemed	208,741,337
Income distribution payable	7,247,674
Payable for investment adviser fee (Note 5)	192,796
Payable for administrative fee (Note 5)	168,110
Payable for distribution services fee (Note 5)	454,185
Payable for other service fees (Notes 2 and 5)	1,568,185
Accrued expenses (Note 5)	4,100,193
Total Liabilities	975,062,480
Net assets for 79,822,711,199 shares outstanding	$79,819,189,061
Net Assets Consist of:
Paid-in capital	$79,822,702,383
Total distributable earnings (loss)	(3,513,322)
Total Net Assets	$79,819,189,061
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$965,809,833 ÷ 965,852,343 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,757,350 ÷ 51,759,638 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$69,770,607,616 ÷ 69,773,685,551 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,731,360,956 ÷ 2,731,481,824 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,082,530,942 ÷ 4,082,711,469 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,198,129,578 ÷ 1,198,182,517 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$115,357,014 ÷ 115,362,113 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$787,690,869 ÷ 787,725,724 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$115,944,903 ÷ 115,950,020 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$3,710,291,655
Dividends received from affiliated holdings*	71,967,139
TOTAL INCOME	3,782,258,794
Expenses:
Investment adviser fee (Note 5)	106,174,226
Administrative fee (Note 5)	52,559,280
Custodian fees	1,957,003
Transfer agent fees (Note 2)	2,271,725
Directors’/Trustees’ fees (Note 5)	287,568
Auditing fees	26,416
Legal fees	10,157
Portfolio accounting fees	272,511
Distribution services fee (Note 5)	5,088,938
Other service fees (Notes 2 and 5)	15,123,587
Share registration costs	4,136,751
Printing and postage	1,000,555
Miscellaneous (Note 5)	270,322
TOTAL EXPENSES	189,179,039
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(30,875,192)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(125,421)
TOTAL WAIVERS AND REIMBURSEMENTS	(31,000,613)
Net expenses	158,178,426
Net investment income	3,624,080,368
Net realized gain on investments	798
Change in net assets resulting from operations	$3,624,081,166

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,624,080,368	$1,590,053,947
Net realized gain (loss)	798	(3,561,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,624,081,166	1,586,492,471
Distributions to Shareholders:
Automated Shares	(37,809,597)	(24,227,826)
Class R Shares	(2,258,461)	(1,415,396)
Wealth Shares	(3,127,512,243)	(1,314,807,011)
Advisor Shares	(168,711,846)	(105,829,942)
Service Shares	(187,229,531)	(82,982,235)
Cash II Shares	(54,283,403)	(37,391,710)
Cash Series Shares	(4,348,667)	(1,786,237)
Capital Shares	(37,697,496)	(20,426,106)
Trust Shares	(4,177,997)	(1,355,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,624,029,241)	(1,590,222,331)
Share Transactions:
Proceeds from sale of shares	89,431,430,346	77,865,463,389
Net asset value of shares issued to shareholders in payment of distributions declared	3,528,760,575	1,518,646,831
Cost of shares redeemed	(65,929,251,913)	(45,452,793,697)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,030,939,008	33,931,316,523
Change in net assets	27,030,990,933	33,927,586,663
Net Assets:
Beginning of period	52,788,198,128	18,860,611,465
End of period	$79,819,189,061	$52,788,198,128
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $31,000,613 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$266,442	$—
Class R Shares	116,595	(349)
Wealth Shares	599,950	(58)
Advisor Shares	31,941	—
Service Shares	37,606	—
Cash II Shares	1,119,489	(523)
Cash Series Shares	91,466	(3,475)
Capital Shares	7,351	—
Trust Shares	885	—
TOTAL	$2,271,725	$(4,405)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $62,564 of other service fees for the year ended July 31, 2024. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,853,663
Class R Shares	125,046
Service Shares	9,113,117
Cash II Shares	2,892,105
Cash Series Shares	239,275
Capital Shares	713,145
Trust Shares	187,236
TOTAL	$15,123,587
For the year ended July 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,123,571,026	$1,123,571,026	877,004,828	$877,004,828
Shares issued to shareholders in payment of distributions declared	37,451,666	37,451,666	23,720,180	23,720,180
Shares redeemed	(731,977,286)	(731,977,286)	(1,075,804,759)	(1,075,804,759)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	429,045,406	$429,045,406	(175,079,751)	$(175,079,751)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	18,217,932	$18,217,932	34,129,153	$34,129,153
Shares issued to shareholders in payment of distributions declared	2,246,043	2,246,043	1,409,332	1,409,332
Shares redeemed	(17,444,859)	(17,444,859)	(28,042,086)	(28,042,086)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	3,019,116	$3,019,116	7,496,399	$7,496,399
	Year Ended 7/31/2024		Year Ended 7/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	77,738,991,017	$77,738,991,017	64,964,614,365	$64,964,614,365
Shares issued to shareholders in payment of distributions declared	3,041,791,288	3,041,791,288	1,250,686,292	1,250,686,292
Shares redeemed	(55,272,261,003)	(55,272,261,003)	(35,878,329,216)	(35,878,329,216)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	25,508,521,302	$25,508,521,302	30,336,971,441	$30,336,971,441
	Year Ended 7/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	4,133,396,551	$4,133,396,551	6,152,436,887	$6,152,436,887
Shares issued to shareholders in payment of distributions declared	168,710,002	168,710,002	105,829,739	105,829,739
Shares redeemed	(4,859,747,663)	(4,859,747,663)	(3,995,611,046)	(3,995,611,046)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(557,641,110)	$(557,641,110)	2,262,655,580	$2,262,655,580
Annual Financial Statements and Additional Information

	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,485,892,605	$4,485,892,605	4,235,413,542	$4,235,413,542
Shares issued to shareholders in payment of distributions declared	181,159,281	181,159,281	78,436,333	78,436,333
Shares redeemed	(3,452,958,357)	(3,452,958,357)	(2,924,931,444)	(2,924,931,444)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,214,093,529	$1,214,093,529	1,388,918,431	$1,388,918,431
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	739,515,018	$739,515,018	495,313,546	$495,313,546
Shares issued to shareholders in payment of distributions declared	53,581,131	53,581,131	36,553,414	36,553,414
Shares redeemed	(656,625,522)	(656,625,522)	(771,694,021)	(771,694,021)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	136,470,627	$136,470,627	(239,827,061)	$(239,827,061)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	147,695,159	$147,695,159	128,212,272	$128,212,272
Shares issued to shareholders in payment of distributions declared	4,270,410	4,270,410	1,736,731	1,736,731
Shares redeemed	(108,803,415)	(108,803,415)	(100,031,296)	(100,031,296)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	43,162,154	$43,162,154	29,917,707	$29,917,707
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	765,829,020	$765,829,020	873,403,036	$873,403,036
Shares issued to shareholders in payment of distributions declared	35,403,356	35,403,356	18,933,076	18,933,076
Shares redeemed	(614,462,543)	(614,462,543)	(602,352,249)	(602,352,249)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	186,769,833	$186,769,833	289,983,863	$289,983,863
	Year Ended 7/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	278,322,018	$278,322,018	104,935,760	$104,935,760
Shares issued to shareholders in payment of distributions declared	4,147,398	4,147,398	1,341,734	1,341,734
Shares redeemed	(214,971,265)	(214,971,265)	(75,997,580)	(75,997,580)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	67,498,151	$67,498,151	30,279,914	$30,279,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,030,939,008	$27,030,939,008	33,931,316,523	$33,931,316,523
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,624,029,241	$1,590,158,584
Long-term capital gains	$—	$63,747
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$47,356
Capital loss carryforwards	$(3,560,678)
TOTAL	$(3,513,322)
Annual Financial Statements and Additional Information

As of July 31, 2024, the Fund had a capital loss carryforward of $3,560,678 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,560,678	$—	$3,560,678
The Fund used capital loss carryforwards of $798 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $30,184,857 of its fee and voluntarily reimbursed $4,405 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $690,335.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$253,060	$(25,306)
Cash II Shares	4,048,947	—
Cash Series Shares	574,260	(95,710)
Trust Shares	212,671	—
TOTAL	$5,088,938	$(121,016)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $412,772 of fees paid by the Fund.
Annual Financial Statements and Additional Information

Other Service Fees
For the year ended July 31, 2024, FSSC received $44,905 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2024, the fee limit for the Automated Shares was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $42,500,000.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the fiscal year ended July 31, 2024, 70.58% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
	[1]	NOTES - VARIABLE—20.8%
		Aerospace/Auto—1.5%
$ 100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.630% (SOFR +0.300%), 8/1/2024	$ 100,000,000
325,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.670% (SOFR +0.340%), 8/1/2024	325,000,000
300,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.680% (SOFR +0.350%), 8/1/2024	300,000,000
434,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.830% (SOFR +0.500%), 8/1/2024	434,000,000
		TOTAL	1,159,000,000
		Finance - Banking—17.2%
400,000,000		Australia & New Zealand Banking Group Ltd., 5.530% (SOFR +0.200%), 8/1/2024	400,000,000
100,000,000		Bank of America N.A., 5.680% (SOFR +0.350%), 8/1/2024	100,000,000
250,000,000		Bank of America N.A., 5.860% (SOFR +0.530%), 8/1/2024	250,000,000
200,000,000		Bank of America N.A., 5.950% (SOFR +0.620%), 8/1/2024	200,000,000
250,000,000		Bank of America N.A., 5.950% (SOFR +0.620%), 8/1/2024	250,000,000
75,000,000		Bank of Montreal, 5.630% (SOFR +0.300%), 8/1/2024	75,000,000
160,000,000		Bank of Montreal, 5.630% (SOFR +0.300%), 8/1/2024	160,000,000
100,000,000		Bank of Montreal, 5.700% (SOFR +0.370%), 8/1/2024	100,000,000
425,000,000		Bank of Montreal, 5.710% (SOFR +0.380%), 8/1/2024	425,000,000
250,000,000		Bank of Montreal, 5.800% (SOFR +0.470%), 8/1/2024	250,000,000
515,000,000		Bank of Montreal, 5.840% (SOFR +0.510%), 8/1/2024	515,000,000
350,000,000		Bank of Nova Scotia, 5.670% (SOFR +0.340%), 8/1/2024	350,000,000
218,000,000		Bank of Nova Scotia, 5.710% (SOFR +0.380%), 8/1/2024	218,000,000
250,000,000		Bank of Nova Scotia, 5.840% (SOFR +0.510%), 8/1/2024	250,000,000
200,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.530% (SOFR +0.200%), 8/1/2024	200,000,000
100,000,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 5.510% (SOFR +0.180%), 8/1/2024	100,000,000
430,000,000		Canadian Imperial Bank of Commerce, 5.680% (SOFR +0.350%), 8/1/2024	430,000,000
200,000,000		Canadian Imperial Bank of Commerce, 5.840% (SOFR +0.510%), 8/1/2024	200,000,000
265,000,000		Citibank NA, 5.710% (SOFR +0.380%), 8/1/2024	265,000,000
300,000,000		Citibank NA, 5.930% (SOFR +0.600%), 8/1/2024	300,000,000
400,000,000		Citigroup Global Markets, Inc., 5.560% (SOFR +0.230%), 8/1/2024	400,000,000
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.480%, 8/1/2024	4,500,000
57,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	57,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	50,000,000
100,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
120,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	120,000,000
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 8/1/2024	60,000,000
225,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	225,000,000
90,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	90,000,000
290,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	290,000,000
375,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	375,000,000
150,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 8/1/2024	150,000,000
51,000,000		Mizuho Bank Ltd., 5.570% (SOFR +0.240%), 8/1/2024	51,008,057
180,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	180,000,000
600,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	600,000,000
160,000,000		National Australia Bank Ltd., 5.530% (SOFR +0.200%), 8/1/2024	160,000,000
200,000,000		National Australia Bank Ltd., 5.680% (SOFR +0.350%), 8/1/2024	200,000,000
150,000,000		National Australia Bank Ltd., 5.780% (SOFR +0.450%), 8/1/2024	150,000,000
200,000,000		National Australia Bank Ltd., 5.780% (SOFR +0.450%), 8/1/2024	200,000,000
275,000,000		National Australia Bank Ltd., 5.810% (SOFR +0.480%), 8/1/2024	275,000,000
100,000,000		National Bank of Canada, 5.630% (SOFR +0.300%), 8/1/2024	100,000,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$ 500,000,000		National Bank of Canada, 5.700% (SOFR +0.370%), 8/1/2024	$ 500,000,000
100,000,000		National Bank of Canada, 5.700% (SOFR +0.370%), 8/1/2024	100,000,000
58,500,000		Nordea Bank Abp, 5.480% (SOFR +0.150%), 8/1/2024	58,500,000
75,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	75,000,000
100,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	100,000,000
475,000,000		Nordea Bank Abp, 5.530% (SOFR +0.200%), 8/1/2024	475,000,000
19,670,000		Osprey Properties Ltd. Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank NA LOC), 5.530%, 8/1/2024	29,435,000
50,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.610% (SOFR +0.280%), 8/1/2024	50,000,000
178,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.620% (SOFR +0.290%), 8/1/2024	178,000,000
258,000,000		Royal Bank of Canada, 5.670% (SOFR +0.340%), 8/1/2024	258,000,000
225,000,000		Royal Bank of Canada, New York Branch, 5.670% (SOFR +0.340%), 8/1/2024	225,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	100,000,000
100,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	100,000,000
500,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	500,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	50,000,000
500,000,000		Toronto Dominion Bank, 5.710% (SOFR +0.380%), 8/1/2024	500,000,000
250,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	250,000,000
255,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	255,000,000
210,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	210,000,000
200,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	200,000,000
155,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	155,000,000
255,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	255,000,000
150,000,000		Westpac Banking Corp. Ltd., 5.780% (SOFR +0.450%), 8/1/2024	150,000,000
		TOTAL	13,769,113,057
		Finance - Retail—1.2%
149,000,000		Chariot Funding LLC, 5.610% (SOFR +0.280%), 8/1/2024	149,000,000
15,000,000		Old Line Funding, LLC, 5.560% (SOFR +0.230%), 8/1/2024	15,000,000
75,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	75,000,000
100,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	100,000,000
100,000,000		Old Line Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	100,000,000
95,000,000		Old Line Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	95,000,000
75,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.290%), 8/1/2024	75,000,000
60,000,000		Thunder Bay Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	60,000,000
100,000,000		Thunder Bay Funding, LLC, 5.580% (SOFR +0.250%), 8/1/2024	100,000,000
100,000,000		Thunder Bay Funding, LLC, 5.590% (SOFR +0.260%), 8/1/2024	100,000,000
69,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.290%), 8/1/2024	69,000,000
		TOTAL	938,000,000
		Government Agency—0.9%
23,100,000		12th & Yesler Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	23,100,000
13,965,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	13,965,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,925,000
15,550,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	15,550,000
56,000,000		BOZ McKinley Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	56,000,000
4,895,000		Brian Peterson Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	4,895,000
4,460,000		Burnett Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,460,000
1,995,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	1,995,000
10,545,000		Callewart Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	10,545,000
11,800,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	11,800,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 8,010,000		Chad J. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	$ 8,010,000
5,415,000		Copper Top, LLC, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	5,415,000
28,220,000		CP Canyons WFH, LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	28,220,000
4,435,000		Dennis Wesley Co., Inc., The Dennis Wesley Co., Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 5.450%, 8/1/2024	4,435,000
9,990,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	9,990,000
10,100,000		Encinitas Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	10,100,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,130,000
30,000,000		HW Hellman Building, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	30,000,000
15,900,000		Ivy Row at Jax St, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	15,900,000
14,730,000		Ivy Row at LA Tech, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	14,730,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	13,645,000
27,050,000		J.R. Adventures Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	27,050,000
5,260,000		JCW 2022 Heritage Trust dated December 13, 2022, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/7/2024	5,260,000
5,985,000		JWM Family Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	5,985,000
12,715,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	12,715,000
10,920,000		MBW Legacy Investments, LLC, Series 2024, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	10,920,000
4,785,000		Nicolai Legacy Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,785,000
5,875,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,875,000
13,790,000		Our Family IV, LLC, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	13,790,000
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	35,960,000
5,285,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 5.450%, 8/1/2024	5,285,000
21,000,000		Pittsburg Fox Creek Associates, LP, Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	21,000,000
32,015,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	32,015,000
4,815,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 5.450%, 8/1/2024	4,815,000
37,930,000		RBS Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	37,930,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	6,000,000
7,020,000		Robert Kinsala 2009 Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	7,020,000
28,150,000		Rohnert Park 668 L.P., (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	28,150,000
11,455,000		Sandy Jacobs Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,455,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 5.450%, 8/1/2024	11,260,000
12,000,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	12,000,000
7,110,000		SMZ Holdings, LLC, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	7,110,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,860,000
8,825,000		Susan D. Travers Heritage Trust, Series 2023, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	8,825,000
11,110,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,110,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	2,560,000
13,385,000		The Jerry L. Hodge and Francis M. Hodge 2018 Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	13,385,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,150,000
7,395,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	7,395,000
7,490,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	7,490,000
4,635,000		The Raymon Lee Ince Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,635,000
10,190,000		Thomas Bently Durant Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Topeka LOC), 5.450%, 8/1/2024	10,190,000
17,400,000		VSL Property Holdings (AB), LLC, (Federal Home Loan Bank of Atlanta LOC), 5.450%, 8/1/2024	17,400,000
10,740,000		Walker Manufacturing Co., (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	10,740,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	NOTES - VARIABLE—continued
		Government Agency—continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	$ 16,400,000
		TOTAL	752,495,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $16,618,608,057)	16,618,608,057
		TIME DEPOSITS—18.3%
		Finance - Banking—18.3%
3,920,000,000		ABN Amro Bank NV, 5.330%, 8/2/2024 - 8/6/2024	3,920,000,000
500,000,000		Australia & New Zealand Banking Group Ltd., 5.320%, 8/1/2024	500,000,000
2,400,000,000		Australia & New Zealand Banking Group Ltd., 5.330%, 8/2/2024 - 8/7/2024	2,400,000,000
150,000,000		Cooperatieve Rabobank UA, 5.310%, 8/1/2024	150,000,000
3,900,000,000		DNB Bank ASA, 5.320%, 8/1/2024	3,900,000,000
510,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2024	510,000,000
3,250,000,000		Svenska Handelsbanken AB, 5.320%, 8/1/2024	3,250,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $14,630,000,000)	14,630,000,000
		CERTIFICATES OF DEPOSIT—15.0%
		Finance - Banking—15.0%
1,316,000,000		Bank of America N.A., 5.180% - 6.000%, 8/9/2024 - 2/25/2025	1,316,000,000
333,500,000		Bank of America N.A., 5.270% - 6.000%, 9/23/2024 - 2/14/2025	333,500,000
35,000,000		Bank of Montreal, 5.500%, 6/10/2025	35,000,000
304,000,000		Bank of Nova Scotia, 6.000%, 10/3/2024 - 10/18/2024	304,000,000
111,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	111,000,000
882,500,000		Canadian Imperial Bank of Commerce, 5.150% - 6.000%, 10/2/2024 - 4/17/2025	882,500,000
695,000,000		Citibank NA, 5.740% - 6.010%, 8/21/2024 - 9/18/2024	695,000,000
2,479,000,000		Credit Agricole Corporate and Investment Bank, 5.320%, 8/5/2024 - 8/7/2024	2,479,000,000
750,000,000		Mizuho Bank Ltd., 5.490%, 8/2/2024	750,000,000
2,675,500,000		MUFG Bank Ltd., 5.350% - 5.480%, 8/2/2024 - 8/9/2024	2,675,500,000
900,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.420% - 5.470%, 9/11/2024 - 10/18/2024	900,000,000
1,064,000,000		Toronto Dominion Bank, 5.400% - 6.010%, 9/6/2024 - 4/17/2025	1,064,000,000
300,000,000		Truist Bank, 5.330%, 8/1/2024	300,000,000
75,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	75,000,000
75,000,000		Westpac Banking Corp. Ltd., 5.270%, 2/14/2025	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $11,995,500,000)	11,995,500,000
	[2]	COMMERCIAL PAPER—14.2%
		Finance - Banking—12.5%
60,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 5.475%, 9/20/2024	59,550,000
200,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/17/2025	200,000,000
100,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/22/2025	100,000,000
125,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 12/30/2024	125,000,000
144,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 1/28/2025	144,000,000
144,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 12/6/2024	144,000,000
482,500,000		Australia & New Zealand Banking Group Ltd., 5.426% - 5.935%, 8/16/2024 - 5/19/2025	468,664,839
1,295,000,000		Bank of Montreal, 5.422% - 5.571%, 4/1/2025 - 6/24/2025	1,242,546,553
248,000,000		Bank of Montreal, 5.980%, 8/1/2024	248,000,000
350,000,000		BPCE S.A., 5.451%, 9/16/2024	347,596,181
550,000,000		Canadian Imperial Bank of Commerce, 5.178% - 5.423%, 2/4/2025 - 4/8/2025	530,874,944
300,000,000		Chesham Finance LLC Series III, (Societe Generale S.A. COL), 5.345%, 8/5/2024	299,822,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[2]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$ 400,000,000		Chesham Finance LLC Series IV, (HSBC Bank PLC COL)/(Hongkong & Shanghai Banking Corp. COL), 5.345%, 8/7/2024	$ 399,644,000
45,000,000		Chesham Finance LLC Series VII, (Citibank NA COL), 5.382%, 8/12/2024	44,926,300
30,000,000		Great Bear Funding LLC, (Bank of Nova Scotia COL), 5.359%, 8/1/2024	30,000,000
243,000,000		Longship Funding LLC, 5.336% - 5.337%, 8/1/2024	243,000,000
350,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	340,539,791
2,325,000,000		National Bank of Canada, 5.056% - 5.544%, 1/27/2025 - 6/9/2025	2,253,604,479
169,500,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 5.244%, 7/22/2025	161,176,138
150,000,000		Ridgefield Funding Co., LLC Series A, (BNP Paribas S.A. COL), 5.482%, 8/9/2024	149,820,000
385,000,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	380,615,858
1,398,500,000		Toronto Dominion Bank, 5.300% - 6.004%, 8/23/2024 - 7/3/2025	1,356,251,519
75,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 5.474%, 8/6/2024	74,943,750
650,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.263%, 2/4/2025 - 2/13/2025	632,738,278
		TOTAL	9,977,314,630
		Finance - Commercial—0.1%
73,500,000		Atlantic Asset Securitization LLC, 5.480%, 10/1/2024	72,827,475
		Finance - Retail—0.7%
100,000,000		CAFCO, LLC, 5.334%, 8/6/2024	99,925,972
50,000,000		CHARTA, LLC, 5.334%, 8/6/2024	49,962,986
157,000,000		Sheffield Receivables Co. LLC, 5.470% - 5.491%, 8/20/2024 - 10/11/2024	156,110,726
250,000,000		Starbird Funding Corp., 5.320%, 8/1/2024	250,000,000
		TOTAL	555,999,684
		Insurance—0.7%
530,000,000		UnitedHealth Group, Inc., 5.496% - 5.585%, 8/23/2024 - 12/2/2024	526,007,000
		Pharmaceuticals and Health Care—0.2%
192,785,000		Eli Lilly & Co., 5.349%, 8/1/2024	192,785,000
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $11,324,933,789)	11,324,933,789
		ASSET-BACKED SECURITY—0.1%
		Auto Receivables—0.1%
80,000,000		CarMax Auto Owner Trust 2024-3, Class A-1, 5.440%, 8/15/2025	80,000,000
		MUNICIPAL BOND—0.1%
		Finance - Banking—0.1%
38,420,000		Taxable Tender Option Bond Trust 2024-XF3219TX, 2024-XF3219TX Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024 (IDENTIFIED COST $38,420,000)	38,420,000
		OTHER REPURCHASE AGREEMENTS—16.6%
		Finance - Banking—16.6%
35,000,000		BMO Capital Markets Corp., 5.47%, dated 7/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,318 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $35,705,424 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
330,000,000		BMO Capital Markets Corp., 5.42%, dated 7/31/2024, interest in a $675,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $675,101,625 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt and U.S. Government Agency securities with a market value of $688,612,822 have been received as collateral and held with BNY Mellon as tri-party agent.	330,000,000
750,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2024, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,121,556 on 8/1/2024, in which asset-backed securities with a market value of $816,123,987 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
1,200,000,000		BNP Paribas S.A., 5.40%, dated 7/31/2024, interest in a $1,525,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,525,228,750 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury notes, treasury bonds and U.S. Government Agency securities with a market value of $1,555,733,325 have been received as collateral and held with BNY Mellon as tri-party agent.	1,200,000,000
Annual Financial Statements and Additional Information
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 400,000,000
Citigroup Global Markets, Inc., 5.44%, dated 7/31/2024, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,060,444 on 8/1/2024, in which American depositary receipts, convertible bonds, exchange-traded funds and medium-term notes with a market value of $408,062,400 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 400,000,000
750,000,000	Citigroup Global Markets, Inc., 5.72%, dated 1/11/2024, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $754,170,833 on 9/16/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $768,768,063 have been received as collateral and held with BNY Mellon as tri-party agent.	750,000,000
10,000,000	Citigroup Global Markets, Inc., 5.82%, dated 7/31/2024, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,001,617 on 8/1/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $10,288,980 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
225,000,000	Citigroup Global Markets, Inc., 5.50%, dated 2/15/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,534,722 on 8/19/2024, in which common stocks, convertible bonds and exchange-traded funds with a market value of $512,415,460 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
250,000,000	Citigroup Global Markets, Inc., 5.50%, dated 12/1/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,267,361 on 8/19/2024, in which common stocks, convertible bonds, corporate bonds and medium-term notes with a market value of $256,208,505 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
350,000,000	Citigroup Global Markets, Inc., 5.44%, dated 7/31/2024, interest in a $450,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $450,068,000 on 8/1/2024, in which exchange-traded funds, medium-term notes, mutual funds, treasury bonds, treasury notes and unit investment trusts with a market value of $459,070,469 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
135,000,000	Credit Agricole S.A., 5.47%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $255,038,520 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Credit Agricole S.A., 5.37%, dated 7/31/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,022,375 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and sovereign debt securities with a market value of $153,023,564 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt securities, treasury notes and U.S. Government Agency securities with a market value of $306,046,491 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
225,000,000	Credit Agricole S.A., 5.37%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper and medium-term notes with a market value of $306,045,646 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
250,000,000	Credit Agricole S.A., 5.37%, dated 10/20/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper and medium-term notes with a market value of $255,038,038 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
350,000,000	Credit Agricole S.A., 5.37%, dated 5/8/2024, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,365,458 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $357,054,096 have been received as collateral and held with BNY Mellon as tri-party agent.	350,000,000
25,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,764 on 8/1/2024, in which asset-backed securities with a market value of $25,500,058 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
35,000,000	HSBC Securities (USA), Inc., 5.52%, dated 7/31/2024, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,005,367 on 8/1/2024, in which corporate bonds with a market value of $35,700,001 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
340,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $390,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $390,058,717 on 8/1/2024, in which corporate bonds and medium-term notes with a market value of $397,800,939 have been received as collateral and held with BNY Mellon as tri-party agent.	340,000,000
Annual Financial Statements and Additional Information
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 950,000,000
J.P. Morgan Securities LLC, 5.54%, dated 7/10/2024, interest in a $1,150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,155,309,167 on 8/9/2024, in which corporate bonds and medium-term notes with a market value of $1,173,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 950,000,000
195,000,000	Mizuho Securities USA, Inc., 5.86%, dated 2/9/2023, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $201,953,333 on 10/11/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,666,452 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
850,000,000	Mizuho Securities USA, Inc., 5.42%, dated 7/31/2024, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,135,500 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $918,138,210 have been received as collateral and held with BNY Mellon as tri-party agent.	850,000,000
1,565,000,000	Mizuho Securities USA, Inc., 5.47%, dated 7/31/2024, interest in a $1,925,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,925,292,493 on 8/1/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $1,963,798,443 have been received as collateral and held with BNY Mellon as tri-party agent.	1,565,000,000
351,000,000	Mitsubishi UFG Securities Americas Inc., 5.47%, dated 7/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2024, in which American depositary receipts, common stocks and exchange-traded funds with a market value of $408,061,995 have been received as collateral and held with BNY Mellon as tri-party agent.	351,000,000
165,000,000	Pershing LLC, 5.57%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/12/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, corporate bonds, convertible bonds, commercial paper, certificates of deposit, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,112,540 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
200,000,000	Societe Generale, Paris., 5.59%, dated 7/31/2024, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $201,055,889 on 9/3/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $204,032,438 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
300,000,000	Societe Generale, Paris., 5.38%, dated 7/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,722 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, medium-term notes and sovereign debt securities with a market value of $510,076,219 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
400,000,000	Societe Generale, Paris., 5.45%, dated 7/31/2024, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,090,833 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt securities with a market value of $612,092,652 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
50,000,000	Standard Chartered Bank, 5.38%, dated 7/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 8/1/2024, in which U.S. Government Agency securities with a market value of $153,022,865 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Standard Chartered Bank, 5.43%, dated 7/25/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,105,583 on 8/1/2024, in which U.S. Government Agency securities and treasury notes with a market value of $102,367,640 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 5.40%, dated 7/31/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,030,000 on 8/1/2024, in which municipal bonds with a market value of $ 204,035,768 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
400,000,000	TD Securities (USA), LLC, 5.42%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,526,944 on 8/19/2024, in which corporate bonds and medium-term notes with a market value of $510,077,570 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
100,000,000	Wells Fargo Securities LLC, 5.81%, dated 4/3/2024, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,452,500 on 10/24/2024, in which convertible bonds with a market value of $102,099,117 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
140,000,000	Wells Fargo Securities LLC, 5.67%, dated 5/17/2023, interest in a $140,000,000 collateralized loan agreement will repurchase securities provided as collateral for $141,984,500 on 10/16/2024, in which American depositary receipts, commercial paper, exchange-traded funds and mutual funds with a market value of $143,092,383 have been received as collateral and held with BNY Mellon as tri-party agent.	140,000,000
150,000,000	Wells Fargo Securities LLC, 5.81%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,178,750 on 10/24/2024, in which convertible bonds with a market value of $153,148,889 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Annual Financial Statements and Additional Information
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 150,000,000
Wells Fargo Securities LLC, 5.85%, dated 6/3/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,145,000 on 8/30/2024, in which sovereign debt securities with a market value of $154,467,204 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 150,000,000
200,000,000	Wells Fargo Securities LLC, 5.63%, dated 5/30/2023, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $202,815,000 on 11/6/2024, in which sovereign debt securities with a market value of $204,661,188 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
220,000,000	Wells Fargo Securities LLC, 5.81%, dated 1/9/2023, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $223,195,500 on 10/17/2024, in which convertible bonds with a market value of $224,870,839 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
500,000,000	Wells Fargo Securities LLC, 5.67%, dated 8/14/2023, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $507,087,500 on 10/16/2024, in which asset-backed securities, commercial paper, certificates of deposit and municipal bonds with a market value of $511,044,225 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $13,246,000,000)	13,246,000,000
	REPURCHASE AGREEMENTS—11.9%
	Finance - Banking—11.9%
550,000,000	Interest in $750,000,000 joint repurchase agreement 5.31%, dated 7/31/2024 under which Bank of Montreal will repurchase securities provided as collateral for $750,110,625 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $765,112,852.	550,000,000
400,000,000	Repurchase agreement 5.32%, dated 7/31/2024 under which BofA Securities, Inc. will repurchase securities provided as collateral for $400,059,111 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2032 and the market value of those underlying securities was $408,060,299.	400,000,000
1,000,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,148,056 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2053 and the market value of those underlying securities were $1,020,151,098.	1,000,000,000
2,000,000,000	Repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,297,222 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2054 and the market value of those underlying securities was $2,058,243,567.	2,000,000,000
2,000,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,296,111 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,040,000,028.	2,000,000,000
2,500,000,000	Interest in $6,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,891,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $6,121,517,727.	2,500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which MUFG Securities America, Inc. will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,283,859,846.	500,000,000
500,000,000	Interest in $1,200,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,200,178,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2063 and the market value of those underlying securities was $1,225,309,386.	500,000,000
16,065,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,060,453,922.	16,065,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $9,466,065,000)	9,466,065,000
	TOTAL INVESTMENT IN SECURITIES—97.0% (AT AMORTIZED COST)[3]	77,399,526,846
	OTHER ASSETS AND LIABILITIES - NET—3.0%[4]	2,419,662,215
	TOTAL NET ASSETS—100%	$79,819,189,061
Annual Financial Statements and Additional Information
8

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$17,998,099	$—	$17,998,099
Proceeds from Sales	$(1,017,711,100)	$(500,320,089)	$(1,518,031,189)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 7/31/2024	$—	$—	$—
Shares Held as of 7/31/2024	—	—	—
Dividend Income	$51,144,470	$20,822,669	$71,967,139

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.054	0.041	0.003	0.000[2]	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.054	0.041	0.003	0.000[2]	0.013
Less Distributions:
Distributions from net investment income	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.054)	(0.041)	(0.003)	(0.000)[2]	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.52%	4.20%	0.33%	0.04%	1.33%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	5.39%	4.42%	0.36%	0.04%	1.33%
Expense waiver/reimbursement[5]	0.04%	0.09%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$69,770,608	$44,262,167	$13,928,308	$11,788,470	$18,814,127

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
Annual Financial Statements and Additional Information
10

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements and other repurchase agreements	$22,712,065,000
Investment in securities	54,687,461,846
Investment in securities, at amortized cost and fair value	77,399,526,846
Cash	2,799,934,076
Income receivable	304,321,519
Receivable for shares sold	290,469,100
Total Assets	80,794,251,541
Liabilities:
Payable for investments purchased	752,590,000
Payable for shares redeemed	208,741,337
Income distribution payable	7,247,674
Payable for investment adviser fee (Note 5)	192,796
Payable for administrative fee (Note 5)	168,110
Payable for distribution services fee (Note 5)	454,185
Payable for other service fees (Notes 2 and 5)	1,568,185
Accrued expenses (Note 5)	4,100,193
Total Liabilities	975,062,480
Net assets for 79,822,711,199 shares outstanding	$79,819,189,061
Net Assets Consist of:
Paid-in capital	$79,822,702,383
Total distributable earnings (loss)	(3,513,322)
Total Net Assets	$79,819,189,061
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$965,809,833 ÷ 965,852,343 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,757,350 ÷ 51,759,638 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$69,770,607,616 ÷ 69,773,685,551 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,731,360,956 ÷ 2,731,481,824 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,082,530,942 ÷ 4,082,711,469 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,198,129,578 ÷ 1,198,182,517 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$115,357,014 ÷ 115,362,113 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$787,690,869 ÷ 787,725,724 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$115,944,903 ÷ 115,950,020 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$3,710,291,655
Dividends received from affiliated holdings*	71,967,139
TOTAL INCOME	3,782,258,794
Expenses:
Investment adviser fee (Note 5)	106,174,226
Administrative fee (Note 5)	52,559,280
Custodian fees	1,957,003
Transfer agent fees (Note 2)	2,271,725
Directors’/Trustees’ fees (Note 5)	287,568
Auditing fees	26,416
Legal fees	10,157
Portfolio accounting fees	272,511
Distribution services fee (Note 5)	5,088,938
Other service fees (Notes 2 and 5)	15,123,587
Share registration costs	4,136,751
Printing and postage	1,000,555
Miscellaneous (Note 5)	270,322
TOTAL EXPENSES	189,179,039
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(30,875,192)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(125,421)
TOTAL WAIVERS AND REIMBURSEMENTS	(31,000,613)
Net expenses	158,178,426
Net investment income	3,624,080,368
Net realized gain on investments	798
Change in net assets resulting from operations	$3,624,081,166

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,624,080,368	$1,590,053,947
Net realized gain (loss)	798	(3,561,476)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,624,081,166	1,586,492,471
Distributions to Shareholders:
Automated Shares	(37,809,597)	(24,227,826)
Class R Shares	(2,258,461)	(1,415,396)
Wealth Shares	(3,127,512,243)	(1,314,807,011)
Advisor Shares	(168,711,846)	(105,829,942)
Service Shares	(187,229,531)	(82,982,235)
Cash II Shares	(54,283,403)	(37,391,710)
Cash Series Shares	(4,348,667)	(1,786,237)
Capital Shares	(37,697,496)	(20,426,106)
Trust Shares	(4,177,997)	(1,355,868)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,624,029,241)	(1,590,222,331)
Share Transactions:
Proceeds from sale of shares	89,431,430,346	77,865,463,389
Net asset value of shares issued to shareholders in payment of distributions declared	3,528,760,575	1,518,646,831
Cost of shares redeemed	(65,929,251,913)	(45,452,793,697)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,030,939,008	33,931,316,523
Change in net assets	27,030,990,933	33,927,586,663
Net Assets:
Beginning of period	52,788,198,128	18,860,611,465
End of period	$79,819,189,061	$52,788,198,128
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $31,000,613 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$266,442	$—
Class R Shares	116,595	(349)
Wealth Shares	599,950	(58)
Advisor Shares	31,941	—
Service Shares	37,606	—
Cash II Shares	1,119,489	(523)
Cash Series Shares	91,466	(3,475)
Capital Shares	7,351	—
Trust Shares	885	—
TOTAL	$2,271,725	$(4,405)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $62,564 of other service fees for the year ended July 31, 2024. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,853,663
Class R Shares	125,046
Service Shares	9,113,117
Cash II Shares	2,892,105
Cash Series Shares	239,275
Capital Shares	713,145
Trust Shares	187,236
TOTAL	$15,123,587
For the year ended July 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,123,571,026	$1,123,571,026	877,004,828	$877,004,828
Shares issued to shareholders in payment of distributions declared	37,451,666	37,451,666	23,720,180	23,720,180
Shares redeemed	(731,977,286)	(731,977,286)	(1,075,804,759)	(1,075,804,759)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	429,045,406	$429,045,406	(175,079,751)	$(175,079,751)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	18,217,932	$18,217,932	34,129,153	$34,129,153
Shares issued to shareholders in payment of distributions declared	2,246,043	2,246,043	1,409,332	1,409,332
Shares redeemed	(17,444,859)	(17,444,859)	(28,042,086)	(28,042,086)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	3,019,116	$3,019,116	7,496,399	$7,496,399
	Year Ended 7/31/2024		Year Ended 7/31/2023
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	77,738,991,017	$77,738,991,017	64,964,614,365	$64,964,614,365
Shares issued to shareholders in payment of distributions declared	3,041,791,288	3,041,791,288	1,250,686,292	1,250,686,292
Shares redeemed	(55,272,261,003)	(55,272,261,003)	(35,878,329,216)	(35,878,329,216)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	25,508,521,302	$25,508,521,302	30,336,971,441	$30,336,971,441
	Year Ended 7/31/2024		Year Ended 7/31/2023
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	4,133,396,551	$4,133,396,551	6,152,436,887	$6,152,436,887
Shares issued to shareholders in payment of distributions declared	168,710,002	168,710,002	105,829,739	105,829,739
Shares redeemed	(4,859,747,663)	(4,859,747,663)	(3,995,611,046)	(3,995,611,046)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(557,641,110)	$(557,641,110)	2,262,655,580	$2,262,655,580
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	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,485,892,605	$4,485,892,605	4,235,413,542	$4,235,413,542
Shares issued to shareholders in payment of distributions declared	181,159,281	181,159,281	78,436,333	78,436,333
Shares redeemed	(3,452,958,357)	(3,452,958,357)	(2,924,931,444)	(2,924,931,444)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,214,093,529	$1,214,093,529	1,388,918,431	$1,388,918,431
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	739,515,018	$739,515,018	495,313,546	$495,313,546
Shares issued to shareholders in payment of distributions declared	53,581,131	53,581,131	36,553,414	36,553,414
Shares redeemed	(656,625,522)	(656,625,522)	(771,694,021)	(771,694,021)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	136,470,627	$136,470,627	(239,827,061)	$(239,827,061)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	147,695,159	$147,695,159	128,212,272	$128,212,272
Shares issued to shareholders in payment of distributions declared	4,270,410	4,270,410	1,736,731	1,736,731
Shares redeemed	(108,803,415)	(108,803,415)	(100,031,296)	(100,031,296)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	43,162,154	$43,162,154	29,917,707	$29,917,707
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	765,829,020	$765,829,020	873,403,036	$873,403,036
Shares issued to shareholders in payment of distributions declared	35,403,356	35,403,356	18,933,076	18,933,076
Shares redeemed	(614,462,543)	(614,462,543)	(602,352,249)	(602,352,249)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	186,769,833	$186,769,833	289,983,863	$289,983,863
	Year Ended 7/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	278,322,018	$278,322,018	104,935,760	$104,935,760
Shares issued to shareholders in payment of distributions declared	4,147,398	4,147,398	1,341,734	1,341,734
Shares redeemed	(214,971,265)	(214,971,265)	(75,997,580)	(75,997,580)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	67,498,151	$67,498,151	30,279,914	$30,279,914
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	27,030,939,008	$27,030,939,008	33,931,316,523	$33,931,316,523
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,624,029,241	$1,590,158,584
Long-term capital gains	$—	$63,747
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$47,356
Capital loss carryforwards	$(3,560,678)
TOTAL	$(3,513,322)
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As of July 31, 2024, the Fund had a capital loss carryforward of $3,560,678 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$3,560,678	$—	$3,560,678
The Fund used capital loss carryforwards of $798 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $30,184,857 of its fee and voluntarily reimbursed $4,405 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $690,335.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$253,060	$(25,306)
Cash II Shares	4,048,947	—
Cash Series Shares	574,260	(95,710)
Trust Shares	212,671	—
TOTAL	$5,088,938	$(121,016)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $412,772 of fees paid by the Fund.
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Other Service Fees
For the year ended July 31, 2024, FSSC received $44,905 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.53%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2024, the fee limit for the Automated Shares was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $42,500,000.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the fiscal year ended July 31, 2024, 70.58% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Prime Cash Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prime Cash Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
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Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prime Cash Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Institutional | POIXX	Service | PRSXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
	[1]	COMMERCIAL PAPER—17.5%
		Finance - Banking—11.7%
$ 19,682,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 5.475%, 9/20/2024	$ 19,534,385
122,000,000		Australia & New Zealand Banking Group Ltd., 5.426% - 5.935%, 8/16/2024 - 5/19/2025	118,918,505
140,000,000		Bank of Montreal, 5.434% - 5.500%, 5/8/2025 - 6/24/2025	134,141,282
150,000,000		Bank of Montreal, 5.980%, 8/1/2024	150,000,000
150,000,000		BPCE S.A., 5.451%, 9/16/2024	148,969,791
10,000,000		Canadian Imperial Bank of Commerce, 5.178%, 2/4/2025	9,733,837
86,100,000		Chesham Finance LLC Series VII, 5.384% - 5.386%, 8/19/2024 - 8/30/2024	85,776,196
280,000,000		Longship Funding LLC, 5.336% - 5.337%, 8/1/2024	280,000,000
100,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	97,267,252
455,000,000		National Bank of Canada, 5.056% - 5.499%, 1/27/2025 - 6/9/2025	442,225,210
50,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 5.244%, 7/22/2025	47,586,462
99,500,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	98,424,622
235,000,000		Toronto Dominion Bank, 5.300% - 6.004%, 8/23/2024 - 7/3/2025	229,221,459
200,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.263%, 2/4/2025 - 2/13/2025	194,575,018
		TOTAL	2,056,374,019
		Finance - Commercial—0.1%
25,000,000		Atlantic Asset Securitization LLC, 5.480%, 10/1/2024	24,767,213
		Finance - Retail—1.6%
50,000,000		Barton Capital S.A., 5.379%, 8/23/2024	49,836,222
127,500,000		Sheffield Receivables Co. LLC, 5.407% - 5.470%, 8/20/2024 - 10/30/2024	126,075,054
115,000,000		Starbird Funding Corp., 5.320%, 8/1/2024	115,000,000
		TOTAL	290,911,276
		Insurance—1.9%
333,000,000		UnitedHealth Group, Inc., 5.356% - 5.585%, 8/1/2024 - 12/2/2024	332,239,348
		Oil & Oil Finance—0.6%
100,000,000		TotalEnergies Capital, 5.372%, 8/22/2024	99,687,917
		Pharmaceuticals and Health Care—1.6%
100,000,000		Eli Lilly & Co., 5.349%, 8/1/2024	100,000,000
185,000,000		Sanofi, 5.423% - 5.439%, 8/21/2024 - 8/28/2024	184,361,453
		TOTAL	284,361,453
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,088,094,406)	3,088,341,226
		CERTIFICATES OF DEPOSIT—16.9%
		Finance - Banking—16.9%
236,900,000		Bank of America N.A., 5.180% - 6.000%, 8/21/2024 - 2/25/2025	236,693,911
90,000,000		Bank of America N.A., 5.270% - 6.000%, 9/23/2024 - 2/14/2025	89,958,339
115,000,000		Bank of Montreal, 5.500%, 6/10/2025	115,325,244
70,000,000		Bank of Nova Scotia, 6.000%, 10/18/2024	70,053,761
50,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	50,000,000
155,000,000		Canadian Imperial Bank of Commerce, 5.150% - 6.000%, 10/2/2024 - 2/7/2025	154,999,175
220,000,000		Citibank NA, 5.740% - 6.010%, 8/21/2024 - 9/18/2024	220,000,000
475,000,000		Credit Agricole Corporate and Investment Bank, 5.320%, 8/5/2024 - 8/7/2024	475,000,000
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 8/23/2024	300,000,000
525,000,000		MUFG Bank Ltd., 5.350% - 5.480%, 8/2/2024 - 8/23/2024	525,000,000
257,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.420% - 5.470%, 9/12/2024 - 10/18/2024	257,502,256
283,000,000		Toronto Dominion Bank, 5.550% - 6.010%, 9/6/2024 - 4/17/2025	283,105,203
100,000,000		Truist Bank, 5.330%, 8/1/2024	100,000,000
25,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	24,981,023
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$ 75,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.270%, 2/14/2025	$ 74,952,972
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,977,400,000)	2,977,571,884
	[2]	NOTES - VARIABLE—16.7%
		Aerospace/Auto—0.4%
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.670% (SOFR +0.340%), 8/1/2024	74,999,549
		Finance - Banking—14.2%
35,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/17/2025	34,999,826
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 12/30/2024	25,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 1/28/2025	30,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 12/6/2024	30,000,581
99,000,000		Australia & New Zealand Banking Group Ltd., 5.530% (SOFR +0.200%), 8/1/2024	99,017,220
100,000,000		Bank of America N.A., 5.680% (SOFR +0.350%), 8/1/2024	100,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.540% (SOFR +0.210%), 8/1/2024	100,000,000
31,500,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 5.510% (SOFR +0.180%), 9/13/2024	31,500,000
100,000,000		Canadian Imperial Bank of Commerce, 5.680% (SOFR +0.350%), 8/1/2024	100,014,223
98,000,000		Citigroup Global Markets, Inc., 5.560% (SOFR +0.230%), 8/1/2024	97,996,346
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.480%, 8/1/2024	9,900,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 11/25/2024	25,001,443
25,000,000		Credit Agricole Corporate and Investment Bank, 5.580% (SOFR +0.250%), 8/1/2024	25,008,316
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.400%, 8/1/2024	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	7,595,000
9,960,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	9,960,000
31,632,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 5.380%, 8/1/2024	31,632,000
100,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 12/23/2024	100,020,719
48,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 2/3/2025	48,006,294
100,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	99,996,723
39,000,000		National Australia Bank Ltd., 5.530% (SOFR +0.200%), 8/1/2024	38,998,986
70,000,000		National Australia Bank Ltd., 5.810% (SOFR +0.480%), 8/1/2024	70,074,010
250,000,000		National Bank of Canada, 5.600% (SOFR +0.270%), 8/1/2024	250,006,355
15,000,000		Nordea Bank Abp, 5.480% (SOFR +0.150%), 8/1/2024	15,000,000
100,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	100,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/1/2024	34,000,000
30,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.620% (SOFR +0.290%), 8/1/2024	30,002,294
75,000,000		Royal Bank of Canada, New York Branch, 5.670% (SOFR +0.340%), 8/1/2024	74,996,959
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	18,965,000
52,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	52,499,464
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	249,999,930
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	199,999,888
2,316,110		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024	2,316,110
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024	2,207,606
45,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	45,058,657
40,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	40,053,065
125,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	125,000,000
70,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	70,000,000
65,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	65,089,125
		TOTAL	2,506,616,140
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—0.6%
$ 50,000,000		Chariot Funding LLC, 5.610% (SOFR +0.280%), 1/23/2025	$ 50,001,373
15,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 10/15/2024	15,004,035
12,500,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 11/12/2024	12,501,436
15,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.290%), 4/28/2025	14,999,894
20,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.290%), 4/21/2025	20,000,058
		TOTAL	112,506,796
		Government Agency—1.5%
17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	6,500,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,705,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	2,000,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	3,655,000
2,900,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	2,900,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	9,080,000
13,365,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	13,365,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,980,000
6,500,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	6,500,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,120,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,740,000
		TOTAL	253,930,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,947,712,347)	2,948,052,485
		TIME DEPOSITS—10.9%
		Finance - Banking—10.9%
555,000,000		ABN Amro Bank NV, 5.330%, 8/5/2024 - 8/6/2024	555,000,000
400,000,000		Australia & New Zealand Banking Group Ltd., 5.330%, 8/2/2024 - 8/7/2024	400,000,000
465,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2024	465,000,000
500,000,000		Svenska Handelsbanken AB, 5.320%, 8/1/2024	500,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,920,000,000)	1,920,000,000
		OTHER REPURCHASE AGREEMENTS—22.0%
		Finance - Banking—22.0%
345,000,000		BMO Capital Markets Corp., 5.42%, dated 7/31/2024, interest in a $675,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $675,101,625 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium term notes, sovereign debt and U.S. Government Agency securities with a market value of $688,612,822 have been received as collateral and held with BNY Mellon as tri-party agent.	345,000,000
50,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2024, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,121,556 on 8/1/2024, in which asset-backed securities with a market value of $816,123,987 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 307,648,000
BNP Paribas S.A., 5.40%, dated 7/31/2024, interest in a $1,525,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,525,228,750 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury notes, treasury bonds and
U.S. Government Agency securities with a market value of $1,555,733,325 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 307,648,000
150,000,000	BofA Securities, Inc., 5.94%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,178,000 on 11/8/2024, in which American depositary receipts, convertible bonds and exchange-traded funds with a market value of $153,782,596 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.37%, dated 7/31/2024, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,029,833 on 8/1/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $214,231,953 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
100,000,000	Citigroup Global Markets, Inc., 5.44%, dated 7/31/2023, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,068,000 on 8/1/2024, in which exchange-traded funds, medium-term notes, mutual funds treasury bonds, treasury notes and unit investment trust with a market value of $459,070,469 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
275,000,000	Citigroup Global Markets, Inc., 5.50%, dated 2/15/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,534,722 on 8/19/2024, in common stocks, convertible bond and exchange-traded funds with a market value of $512,415,460 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds and medium-term notes with a market value of $306,045,646 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, U.S. Government Agency securities and treasury notes with a market value of $306,046,491 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt with a market value of $255,038,520 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $390,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $390,058,717 on 8/1/2024, in which corporate bonds and medium-term notes with a market value of $397,800,939 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
392,648,000	ING Financial Markets LLC, 5.39%, dated 7/31/2024, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,059,889 on 8/1/2024, in which common stocks, exchange-traded funds and corporate bonds with a market value of $408,061,438 have been received as collateral and held with BNY Mellon as tri-party agent.	392,648,000
200,000,000	J.P. Morgan Securities LLC, 5.54%, dated 7/10/2024, interest in a $1,150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,155,309,167 on 8/9/2024, in which corporate bonds and medium-term notes with a market value of $1,173,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
100,000,000	BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,452,000 on 11/8/2024, in which American depositary receipts, exchange-traded funds and sovereign debt with a market value of $102,521,731 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2024, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,135,500 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $918,138,210 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
360,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2024, interest in a $1,925,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,925,292,493 on 8/1/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $1,963,798,443 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000,000
Annual Financial Statements and Additional Information
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 31,648,000
Mitsubishi UFG Securities Americas Inc., 5.47%, dated 7/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2024, in which American depositary receipts, common stocks and exchange-traded funds with a market value of $408,061,995 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 31,648,000
135,000,000	Pershing LLC, 5.57%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/19/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, convertible bonds, corporate bonds, commercial papers, certificate of deposits, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,112,540 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
192,648,000	Societe Generale, Paris, 5.45%, dated 7/31/2024, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,090,833 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $612,092,652 have been received as collateral and held with BNY Mellon as tri-party agent.	192,648,000
200,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,722 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, and sovereign debt with a market value of $510,076,219 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
82,648,000	Standard Chartered Bank, 5.38%, dated 7/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 8/1/2024, in which U.S. Government Agency securities with a market value of $153,022,865 have been received as collateral and held with BNY Mellon as tri-party agent.	82,648,000
100,000,000	TD Securities (USA), LLC, 5.42%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,526,944 on 8/19/2024, in which corporate bonds and medium-term notes with a market value of $510,077,570 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 5.40%, dated 7/31/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,030,000 on 8/1/2024, in which municipal bonds with a market value of $204,035,768 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 5.81%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,815,625 on 10/24/2024, in which sovereign debt with a market value of $127,624,444 has been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,887,240,000)	3,887,240,000
	REPURCHASE AGREEMENTS—16.6%
	Finance - Banking—16.6%
1,500,000,000	Interest in $6,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,891,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $6,121,517,727.	1,500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,283,859,846.	500,000,000
931,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,060,453,922.	931,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,931,000,000)	2,931,000,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $17,751,446,753)[3]	17,752,205,595
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(113,817,794)
	TOTAL NET ASSETS—100%	$17,638,387,801

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Annual Financial Statements and Additional Information
5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Income From Investment Operations:
Net investment income (loss)[1]	0.0540	0.0413	0.0037	0.0008	0.0136
Net realized and unrealized gain (loss)	0.0001	0.0004	(0.0008)	(0.0002)	0.0003
Total From Investment Operations	0.0541	0.0417	0.0029	0.0006	0.0139
Less Distributions:
Distributions from net investment income	(0.0540)	(0.0413)	(0.0036)	(0.0008)	(0.0136)
Net Asset Value, End of Period	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007
Total Return[2]	5.55%	4.25%	0.29%	0.05%	1.39%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.18%	0.16%	0.15%	0.15%
Net investment income	5.40%	4.17%	0.38%	0.08%	1.37%
Expense waiver/reimbursement[4]	0.06%	0.10%	0.12%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,797,152	$17,694,479	$14,232,133	$15,298,656	$23,611,390

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0001	$0.9997	$1.0005	$1.0007	$1.0004
Income From Investment Operations:
Net investment income (loss)[1]	0.0455	0.0389	0.0019	0.0001	0.0112
Net realized and unrealized gain (loss)	0.0062	0.0003	(0.0002)	(0.0002)	0.0003
Total From Investment Operations	0.0517	0.0392	0.0017	(0.0001)	0.0115
Less Distributions:
Distributions from net investment income	(0.0516)	(0.0388)	(0.0025)	(0.0001)	(0.0112)
Net Asset Value, End of Period	$1.0002	$1.0001	$0.9997	$1.0005	$1.0007
Total Return[2]	5.29%	3.99%	0.17%	(0.01)%	1.15%
Ratios to Average Net Assets:
Net expenses[3]	0.43%	0.43%	0.26%	0.24%	0.40%
Net investment income	5.10%	3.82%	0.18%	0.01%	1.22%
Expense waiver/reimbursement[4]	0.05%	0.10%	0.25%	0.28%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$841,236	$9,456	$12,713	$32,413	$83,818

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,818,240,000
Investment in securities	10,933,965,595
Investment in securities, at value (identified cost $17,751,446,753)	17,752,205,595
Cash	1,149,405
Income receivable	79,842,574
Receivable for shares sold	48,225,404
Total Assets	17,881,422,978
Liabilities:
Payable for investments purchased	180,000,000
Payable for shares redeemed	49,427,939
Income distribution payable	13,042,400
Payable for investment adviser fee (Note 5)	51,255
Payable for administrative fee (Note 5)	37,295
Payable for other service fees (Notes 2 and 5)	58,378
Accrued expenses (Note 5)	417,910
Total Liabilities	243,035,177
Net assets for 17,632,640,011 shares outstanding	$17,638,387,801
Net Assets Consist of:
Paid-in capital	$17,640,536,606
Total distributable earnings (loss)	(2,148,805)
Total Net Assets	$17,638,387,801
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,797,151,986 ÷ 16,791,605,212 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$841,235,815 ÷ 841,034,799 shares outstanding, no par value, unlimited shares authorized	$1.0002
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$1,073,744,510
Expenses:
Investment adviser fee (Note 5)	30,425,501
Administrative fee (Note 5)	14,929,159
Custodian fees	549,969
Transfer agent fees	78,827
Directors’/Trustees’ fees (Note 5)	91,871
Auditing fees	27,683
Legal fees	10,157
Portfolio accounting fees	270,721
Other service fees (Notes 2 and 5)	81,073
Share registration costs	168,201
Printing and postage	22,330
Miscellaneous (Note 5)	106,196
TOTAL EXPENSES	46,761,688
Waiver of investment adviser fee (Note 5)	(11,193,534)
Net expenses	35,568,154
Net investment income	1,038,176,356
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,817)
Net change in unrealized depreciation of investments	2,124,731
Net realized and unrealized gain (loss) on investments	2,122,914
Change in net assets resulting from operations	$1,040,299,270
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,038,176,356	$649,548,033
Net realized gain (loss)	(1,817)	15,265
Net change in unrealized appreciation/depreciation	2,124,731	6,541,277
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,040,299,270	656,104,575
Distributions to Shareholders:
Institutional Shares	(1,036,524,248)	(649,195,047)
Service Shares	(1,672,033)	(426,273)
Capital Shares[1]	—	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,038,196,281)	(649,621,324)
Share Transactions:
Proceeds from sale of shares	26,482,871,495	28,884,149,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	11,970,300,852	—
Net asset value of shares issued to shareholders in payment of distributions declared	184,290,690	118,901,284
Cost of shares redeemed	(26,777,248,313)	(25,550,445,108)
Cost of shares redeemed in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	(11,927,865,122)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,650,398)	3,452,605,874
Change in net assets	(65,547,409)	3,459,089,125
Net Assets:
Beginning of period	17,703,935,210	14,244,846,085
End of period	$17,638,387,801	$17,703,935,210

1	On August 18, 2023, the Capital Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
On July 19, 2024, the Fund acquired all of the net assets of Federated Hermes Institutional Prime Value Obligations Fund, (the “Acquired Fund”), another open-end investment company in the Trust, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on February 15, 2024. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. Prior to the reorganization, the Acquired Fund had invested 99% of its net assets in the Fund. As a result, the net assets received represent only the portion not previously invested in the Fund.
For every one share of the Acquired Fund’s Institutional Shares exchanged, a shareholder received 0.9997 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 0.9998 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Capital Shares exchanged, a shareholder received 0.9996 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
42,735,262	$42,435,730	$(2,590,342)	$17,545,849,842	$17,588,285,572

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on August 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s proforma results of operations for the year ended July 31, 2024, were as follows:
Net investment income	$1,043,096,030
Net realized and unrealized gain on investments	2,122,914
Net increase in net assets resulting from operations	$1,045,218,944
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations as of July 31, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
Annual Financial Statements and Additional Information
12

■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
13

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $11,193,534 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation on August 18, 2023, the Fund’s Capital Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$81,073
For the year ended July 31, 2024, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
14

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,223,384,558	$26,235,667,653	28,648,286,991	$28,649,705,120
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	11,145,788,134	11,148,911,122	—	—
Shares issued to shareholders in payment of distributions declared	182,741,245	182,815,244	118,642,194	118,655,465
Cost of shares redeemed in connection with the tax-free transfer of assets from the Acquired Fund	(11,924,287,836)[1]	(11,927,865,122)[1]	—	—
Shares redeemed	(26,527,076,864)	(26,538,915,830)	(25,311,215,185)	(25,312,491,758)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(899,450,763)	$(899,386,933)	3,455,714,000	$3,455,868,827
	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	247,123,756	$247,203,842	234,441,238	$234,444,578
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	821,234,964	821,389,730	—	—
Shares issued to shareholders in payment of distributions declared	1,475,117	1,475,446	245,807	245,819
Shares redeemed	(238,253,793)	(238,332,383)	(237,949,220)	(237,953,350)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	831,580,044	$831,736,635	(3,262,175)	$(3,262,953)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[2]	(100)	(100)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(67,870,819)	$(67,650,398)	3,452,451,825	$3,452,605,874

1	To facilitate recording the tax-free exchange, amount includes removal of Acquired Fund net assets invested in the Fund prior to the reorganization.
2	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from capital loss carryforward acquired from Federated Hermes Institutional Prime Value Obligations Fund.
For the year ended July 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$1,484,583	$(1,484,583)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$1,038,196,281	$649,621,324
Annual Financial Statements and Additional Information
15

As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(35,789)
Net unrealized appreciation	$758,842
Capital loss carryforwards and deferrals	$(2,871,858)
TOTAL	$(2,148,805)
At July 31, 2024, the cost of investments for federal tax purposes was $17,751,446,753. The net unrealized appreciation of investments for federal tax purposes was $758,842. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,844,772 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,085,930.
As of July 31, 2024, the Fund had a capital loss carryforward of $2,871,858 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,387,275	$1,484,583	$2,871,858
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $11,193,534 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2024, FSSC received $275 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information
16

6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Other Matters
Effective August 1, 2024, the Fund will implement a change to the Fund’s valuation policy whereby the amortized cost method will no longer be used to value its portfolio securities with remaining maturities of 60 days or less. The Fund will instead price all portfolio securities, including those with remaining maturities of 60 days or less, using the fair market value. The change in valuation policy is not anticipated to have a material impact on the valuation of the Fund.
Also, effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 76.25% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2024, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
17

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
18

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
19

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
20

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
21

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
22

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
23

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
Q450523 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
	[1]	COMMERCIAL PAPER—17.5%
		Finance - Banking—11.7%
$ 19,682,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 5.475%, 9/20/2024	$ 19,534,385
122,000,000		Australia & New Zealand Banking Group Ltd., 5.426% - 5.935%, 8/16/2024 - 5/19/2025	118,918,505
140,000,000		Bank of Montreal, 5.434% - 5.500%, 5/8/2025 - 6/24/2025	134,141,282
150,000,000		Bank of Montreal, 5.980%, 8/1/2024	150,000,000
150,000,000		BPCE S.A., 5.451%, 9/16/2024	148,969,791
10,000,000		Canadian Imperial Bank of Commerce, 5.178%, 2/4/2025	9,733,837
86,100,000		Chesham Finance LLC Series VII, 5.384% - 5.386%, 8/19/2024 - 8/30/2024	85,776,196
280,000,000		Longship Funding LLC, 5.336% - 5.337%, 8/1/2024	280,000,000
100,000,000		National Australia Bank Ltd., 5.250%, 2/12/2025	97,267,252
455,000,000		National Bank of Canada, 5.056% - 5.499%, 1/27/2025 - 6/9/2025	442,225,210
50,000,000		Paradelle Funding LLC, (Toronto Dominion Bank COL), 5.244%, 7/22/2025	47,586,462
99,500,000		Royal Bank of Canada, 6.000% - 6.004%, 10/11/2024 - 10/16/2024	98,424,622
235,000,000		Toronto Dominion Bank, 5.300% - 6.004%, 8/23/2024 - 7/3/2025	229,221,459
200,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.263%, 2/4/2025 - 2/13/2025	194,575,018
		TOTAL	2,056,374,019
		Finance - Commercial—0.1%
25,000,000		Atlantic Asset Securitization LLC, 5.480%, 10/1/2024	24,767,213
		Finance - Retail—1.6%
50,000,000		Barton Capital S.A., 5.379%, 8/23/2024	49,836,222
127,500,000		Sheffield Receivables Co. LLC, 5.407% - 5.470%, 8/20/2024 - 10/30/2024	126,075,054
115,000,000		Starbird Funding Corp., 5.320%, 8/1/2024	115,000,000
		TOTAL	290,911,276
		Insurance—1.9%
333,000,000		UnitedHealth Group, Inc., 5.356% - 5.585%, 8/1/2024 - 12/2/2024	332,239,348
		Oil & Oil Finance—0.6%
100,000,000		TotalEnergies Capital, 5.372%, 8/22/2024	99,687,917
		Pharmaceuticals and Health Care—1.6%
100,000,000		Eli Lilly & Co., 5.349%, 8/1/2024	100,000,000
185,000,000		Sanofi, 5.423% - 5.439%, 8/21/2024 - 8/28/2024	184,361,453
		TOTAL	284,361,453
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,088,094,406)	3,088,341,226
		CERTIFICATES OF DEPOSIT—16.9%
		Finance - Banking—16.9%
236,900,000		Bank of America N.A., 5.180% - 6.000%, 8/21/2024 - 2/25/2025	236,693,911
90,000,000		Bank of America N.A., 5.270% - 6.000%, 9/23/2024 - 2/14/2025	89,958,339
115,000,000		Bank of Montreal, 5.500%, 6/10/2025	115,325,244
70,000,000		Bank of Nova Scotia, 6.000%, 10/18/2024	70,053,761
50,000,000		BMO Bank, N.A., 6.000%, 9/9/2024	50,000,000
155,000,000		Canadian Imperial Bank of Commerce, 5.150% - 6.000%, 10/2/2024 - 2/7/2025	154,999,175
220,000,000		Citibank NA, 5.740% - 6.010%, 8/21/2024 - 9/18/2024	220,000,000
475,000,000		Credit Agricole Corporate and Investment Bank, 5.320%, 8/5/2024 - 8/7/2024	475,000,000
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.400%, 8/23/2024	300,000,000
525,000,000		MUFG Bank Ltd., 5.350% - 5.480%, 8/2/2024 - 8/23/2024	525,000,000
257,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.420% - 5.470%, 9/12/2024 - 10/18/2024	257,502,256
283,000,000		Toronto Dominion Bank, 5.550% - 6.010%, 9/6/2024 - 4/17/2025	283,105,203
100,000,000		Truist Bank, 5.330%, 8/1/2024	100,000,000
25,000,000		Wells Fargo Bank, N.A., 5.150%, 2/13/2025	24,981,023
Annual Financial Statements and Additional Information
1

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$ 75,000,000		Westpac Banking Corp. Ltd., 5.150% - 5.270%, 2/14/2025	$ 74,952,972
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $2,977,400,000)	2,977,571,884
	[2]	NOTES - VARIABLE—16.7%
		Aerospace/Auto—0.4%
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 5.670% (SOFR +0.340%), 8/1/2024	74,999,549
		Finance - Banking—14.2%
35,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 1/17/2025	34,999,826
25,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.550% (Overnight Banking Fund Rate +0.230%), 12/30/2024	25,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 1/28/2025	30,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia COL)/(HSBC Bank PLC COL), 5.570% (Overnight Banking Fund Rate +0.250%), 12/6/2024	30,000,581
99,000,000		Australia & New Zealand Banking Group Ltd., 5.530% (SOFR +0.200%), 8/1/2024	99,017,220
100,000,000		Bank of America N.A., 5.680% (SOFR +0.350%), 8/1/2024	100,000,000
100,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 5.540% (SOFR +0.210%), 8/1/2024	100,000,000
31,500,000		Bennington Stark Capital Co., LLC, (Societe Generale S.A. LIQ), 5.510% (SOFR +0.180%), 9/13/2024	31,500,000
100,000,000		Canadian Imperial Bank of Commerce, 5.680% (SOFR +0.350%), 8/1/2024	100,014,223
98,000,000		Citigroup Global Markets, Inc., 5.560% (SOFR +0.230%), 8/1/2024	97,996,346
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 5.480%, 8/1/2024	9,900,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.630% (SOFR +0.300%), 11/25/2024	25,001,443
25,000,000		Credit Agricole Corporate and Investment Bank, 5.580% (SOFR +0.250%), 8/1/2024	25,008,316
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 5.400%, 8/1/2024	16,700,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	7,595,000
9,960,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	9,960,000
31,632,000		Iowa Student Loan Liquidity Corp., (Series 2023-1) Weekly VRDNs, (Royal Bank of Canada LOC), 5.380%, 8/1/2024	31,632,000
100,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 12/23/2024	100,020,719
48,000,000		J.P. Morgan Securities LLC, 5.600% (SOFR +0.270%), 2/3/2025	48,006,294
100,000,000		MUFG Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	99,996,723
39,000,000		National Australia Bank Ltd., 5.530% (SOFR +0.200%), 8/1/2024	38,998,986
70,000,000		National Australia Bank Ltd., 5.810% (SOFR +0.480%), 8/1/2024	70,074,010
250,000,000		National Bank of Canada, 5.600% (SOFR +0.270%), 8/1/2024	250,006,355
15,000,000		Nordea Bank Abp, 5.480% (SOFR +0.150%), 8/1/2024	15,000,000
100,000,000		Nordea Bank Abp, 5.490% (SOFR +0.160%), 8/1/2024	100,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 5.500%, 8/1/2024	34,000,000
30,000,000		Podium Funding Trust, (Bank of Montreal COL), 5.620% (SOFR +0.290%), 8/1/2024	30,002,294
75,000,000		Royal Bank of Canada, New York Branch, 5.670% (SOFR +0.340%), 8/1/2024	74,996,959
18,965,000		Salem Green, LLLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 5.460%, 8/1/2024	18,965,000
52,500,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	52,499,464
250,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	249,999,930
200,000,000		Sumitomo Mitsui Trust Bank Ltd., 5.480% (SOFR +0.150%), 8/1/2024	199,999,888
2,316,110		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024	2,316,110
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 5.590%, 8/1/2024	2,207,606
45,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	45,058,657
40,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	40,053,065
125,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	125,000,000
70,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	70,000,000
65,000,000		Wells Fargo Bank, N.A., 5.930% (SOFR +0.600%), 8/1/2024	65,089,125
		TOTAL	2,506,616,140
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—0.6%
$ 50,000,000		Chariot Funding LLC, 5.610% (SOFR +0.280%), 1/23/2025	$ 50,001,373
15,000,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 10/15/2024	15,004,035
12,500,000		Old Line Funding, LLC, 5.580% (SOFR +0.250%), 11/12/2024	12,501,436
15,000,000		Old Line Funding, LLC, 5.620% (SOFR +0.290%), 4/28/2025	14,999,894
20,000,000		Thunder Bay Funding, LLC, 5.620% (SOFR +0.290%), 4/21/2025	20,000,058
		TOTAL	112,506,796
		Government Agency—1.5%
17,035,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	17,035,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	51,450,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	6,830,000
34,645,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	34,645,000
6,500,000		Carmel Valley Senior Living, LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	6,500,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,705,000
2,000,000		Eagle Hesperia 55 II LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	2,000,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	3,655,000
2,900,000		LEO@Bethel Place, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	2,900,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,380,000
17,030,000		Mohr Green Associates, LP, 2012-A, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	9,080,000
13,365,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	13,365,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	6,980,000
6,500,000		Rohnert Park 668, LP (Federal Home Loan Bank of San Francisco LOC), 5.450%, 8/1/2024	6,500,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,120,000
9,555,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 5.450%, 8/1/2024	9,555,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 5.450%, 8/1/2024	5,740,000
		TOTAL	253,930,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $2,947,712,347)	2,948,052,485
		TIME DEPOSITS—10.9%
		Finance - Banking—10.9%
555,000,000		ABN Amro Bank NV, 5.330%, 8/5/2024 - 8/6/2024	555,000,000
400,000,000		Australia & New Zealand Banking Group Ltd., 5.330%, 8/2/2024 - 8/7/2024	400,000,000
465,000,000		Mizuho Bank Ltd., 5.330%, 8/1/2024	465,000,000
500,000,000		Svenska Handelsbanken AB, 5.320%, 8/1/2024	500,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,920,000,000)	1,920,000,000
		OTHER REPURCHASE AGREEMENTS—22.0%
		Finance - Banking—22.0%
345,000,000		BMO Capital Markets Corp., 5.42%, dated 7/31/2024, interest in a $675,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $675,101,625 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium term notes, sovereign debt and U.S. Government Agency securities with a market value of $688,612,822 have been received as collateral and held with BNY Mellon as tri-party agent.	345,000,000
50,000,000		BNP Paribas S.A., 5.47%, dated 7/31/2024, interest in a $800,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $800,121,556 on 8/1/2024, in which asset-backed securities with a market value of $816,123,987 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 307,648,000
BNP Paribas S.A., 5.40%, dated 7/31/2024, interest in a $1,525,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,525,228,750 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, treasury notes, treasury bonds and
U.S. Government Agency securities with a market value of $1,555,733,325 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 307,648,000
150,000,000	BofA Securities, Inc., 5.94%, dated 1/29/2024, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $152,178,000 on 11/8/2024, in which American depositary receipts, convertible bonds and exchange-traded funds with a market value of $153,782,596 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000	BofA Securities, Inc., 5.37%, dated 7/31/2024, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,029,833 on 8/1/2024, in which asset-backed securities and collateralized mortgage obligations with a market value of $214,231,953 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
100,000,000	Citigroup Global Markets, Inc., 5.44%, dated 7/31/2023, interest in a $450,000,000 collateralized loan agreement will repurchase securities provided as collateral for $450,068,000 on 8/1/2024, in which exchange-traded funds, medium-term notes, mutual funds treasury bonds, treasury notes and unit investment trust with a market value of $459,070,469 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
275,000,000	Citigroup Global Markets, Inc., 5.50%, dated 2/15/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,534,722 on 8/19/2024, in common stocks, convertible bond and exchange-traded funds with a market value of $512,415,460 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
65,000,000	Credit Agricole S.A., 5.47%, dated 6/11/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,212,722 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $204,030,997 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
75,000,000	Credit Agricole S.A., 5.37%, dated 7/3/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds and medium-term notes with a market value of $306,045,646 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 8/9/2023, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,313,250 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, sovereign debt, U.S. Government Agency securities and treasury notes with a market value of $306,046,491 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	Credit Agricole S.A., 5.37%, dated 10/19/2023, interest in a $250,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $250,261,042 on 8/19/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and sovereign debt with a market value of $255,038,520 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	HSBC Securities (USA), Inc., 5.42%, dated 7/31/2024, interest in a $390,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $390,058,717 on 8/1/2024, in which corporate bonds and medium-term notes with a market value of $397,800,939 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
392,648,000	ING Financial Markets LLC, 5.39%, dated 7/31/2024, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,059,889 on 8/1/2024, in which common stocks, exchange-traded funds and corporate bonds with a market value of $408,061,438 have been received as collateral and held with BNY Mellon as tri-party agent.	392,648,000
200,000,000	J.P. Morgan Securities LLC, 5.54%, dated 7/10/2024, interest in a $1,150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,155,309,167 on 8/9/2024, in which corporate bonds and medium-term notes with a market value of $1,173,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
100,000,000	BofA Securities, Inc., 5.94%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,452,000 on 11/8/2024, in which American depositary receipts, exchange-traded funds and sovereign debt with a market value of $102,521,731 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
50,000,000	Mizuho Securities USA LLC, 5.42%, dated 7/31/2024, interest in a $900,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $900,135,500 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $918,138,210 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
360,000,000	Mizuho Securities USA LLC, 5.47%, dated 7/31/2024, interest in a $1,925,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $1,925,292,493 on 8/1/2024, in which American depositary receipts, common stocks, convertible bonds and exchange-traded funds with a market value of $1,963,798,443 have been received as collateral and held with BNY Mellon as tri-party agent.	360,000,000
Annual Financial Statements and Additional Information
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$ 31,648,000
Mitsubishi UFG Securities Americas Inc., 5.47%, dated 7/31/2024, interest in a $400,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $400,060,778 on 8/1/2024, in which American depositary receipts, common stocks and exchange-traded funds with a market value of $408,061,995 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 31,648,000
135,000,000	Pershing LLC, 5.57%, dated 6/12/2024, interest in a $300,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $300,324,917 on 8/19/2024, in which asset-backed securities, common stocks, collateralized mortgage obligations, convertible bonds, corporate bonds, commercial papers, certificate of deposits, exchange-traded funds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $306,112,540 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
192,648,000	Societe Generale, Paris, 5.45%, dated 7/31/2024, interest in a $600,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $600,090,833 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $612,092,652 have been received as collateral and held with BNY Mellon as tri-party agent.	192,648,000
200,000,000	Societe Generale, Paris, 5.38%, dated 7/31/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,074,722 on 8/1/2024, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, and sovereign debt with a market value of $510,076,219 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
82,648,000	Standard Chartered Bank, 5.38%, dated 7/31/2024, interest in a $150,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $150,022,417 on 8/1/2024, in which U.S. Government Agency securities with a market value of $153,022,865 have been received as collateral and held with BNY Mellon as tri-party agent.	82,648,000
100,000,000	TD Securities (USA), LLC, 5.42%, dated 3/26/2024, interest in a $500,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $500,526,944 on 8/19/2024, in which corporate bonds and medium-term notes with a market value of $510,077,570 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,000,000	TD Securities (USA), LLC, 5.40%, dated 7/31/2024, interest in a $200,000,000 joint collateralized loan agreement will repurchase securities provided as collateral for $200,030,000 on 8/1/2024, in which municipal bonds with a market value of $204,035,768 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
125,000,000	Wells Fargo Securities LLC, 5.81%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,815,625 on 10/24/2024, in which sovereign debt with a market value of $127,624,444 has been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $3,887,240,000)	3,887,240,000
	REPURCHASE AGREEMENTS—16.6%
	Finance - Banking—16.6%
1,500,000,000	Interest in $6,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $6,000,891,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $6,121,517,727.	1,500,000,000
500,000,000	Interest in $1,250,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,185,764 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2054 and the market value of those underlying securities was $1,283,859,846.	500,000,000
931,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2054 and the market value of those underlying securities was $3,060,453,922.	931,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,931,000,000)	2,931,000,000
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $17,751,446,753)[3]	17,752,205,595
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(113,817,794)
	TOTAL NET ASSETS—100%	$17,638,387,801

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Annual Financial Statements and Additional Information
5

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.0002	$0.9998	$1.0005	$1.0007	$1.0004
Income From Investment Operations:
Net investment income (loss)[1]	0.0540	0.0413	0.0037	0.0008	0.0136
Net realized and unrealized gain (loss)	0.0001	0.0004	(0.0008)	(0.0002)	0.0003
Total From Investment Operations	0.0541	0.0417	0.0029	0.0006	0.0139
Less Distributions:
Distributions from net investment income	(0.0540)	(0.0413)	(0.0036)	(0.0008)	(0.0136)
Net Asset Value, End of Period	$1.0003	$1.0002	$0.9998	$1.0005	$1.0007
Total Return[2]	5.55%	4.25%	0.29%	0.05%	1.39%
Ratios to Average Net Assets:
Net expenses[3]	0.18%	0.18%	0.16%	0.15%	0.15%
Net investment income	5.40%	4.17%	0.38%	0.08%	1.37%
Expense waiver/reimbursement[4]	0.06%	0.10%	0.12%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,797,152	$17,694,479	$14,232,133	$15,298,656	$23,611,390

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares are presented separately.
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements and other repurchase agreements	$6,818,240,000
Investment in securities	10,933,965,595
Investment in securities, at value (identified cost $17,751,446,753)	17,752,205,595
Cash	1,149,405
Income receivable	79,842,574
Receivable for shares sold	48,225,404
Total Assets	17,881,422,978
Liabilities:
Payable for investments purchased	180,000,000
Payable for shares redeemed	49,427,939
Income distribution payable	13,042,400
Payable for investment adviser fee (Note 5)	51,255
Payable for administrative fee (Note 5)	37,295
Payable for other service fees (Notes 2 and 5)	58,378
Accrued expenses (Note 5)	417,910
Total Liabilities	243,035,177
Net assets for 17,632,640,011 shares outstanding	$17,638,387,801
Net Assets Consist of:
Paid-in capital	$17,640,536,606
Total distributable earnings (loss)	(2,148,805)
Total Net Assets	$17,638,387,801
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$16,797,151,986 ÷ 16,791,605,212 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$841,235,815 ÷ 841,034,799 shares outstanding, no par value, unlimited shares authorized	$1.0002
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$1,073,744,510
Expenses:
Investment adviser fee (Note 5)	30,425,501
Administrative fee (Note 5)	14,929,159
Custodian fees	549,969
Transfer agent fees	78,827
Directors’/Trustees’ fees (Note 5)	91,871
Auditing fees	27,683
Legal fees	10,157
Portfolio accounting fees	270,721
Other service fees (Notes 2 and 5)	81,073
Share registration costs	168,201
Printing and postage	22,330
Miscellaneous (Note 5)	106,196
TOTAL EXPENSES	46,761,688
Waiver of investment adviser fee (Note 5)	(11,193,534)
Net expenses	35,568,154
Net investment income	1,038,176,356
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,817)
Net change in unrealized depreciation of investments	2,124,731
Net realized and unrealized gain (loss) on investments	2,122,914
Change in net assets resulting from operations	$1,040,299,270
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,038,176,356	$649,548,033
Net realized gain (loss)	(1,817)	15,265
Net change in unrealized appreciation/depreciation	2,124,731	6,541,277
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,040,299,270	656,104,575
Distributions to Shareholders:
Institutional Shares	(1,036,524,248)	(649,195,047)
Service Shares	(1,672,033)	(426,273)
Capital Shares[1]	—	(4)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,038,196,281)	(649,621,324)
Share Transactions:
Proceeds from sale of shares	26,482,871,495	28,884,149,698
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	11,970,300,852	—
Net asset value of shares issued to shareholders in payment of distributions declared	184,290,690	118,901,284
Cost of shares redeemed	(26,777,248,313)	(25,550,445,108)
Cost of shares redeemed in connection with the tax-free transfer of assets from Federated Hermes Institutional Prime Value Obligations Fund	(11,927,865,122)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,650,398)	3,452,605,874
Change in net assets	(65,547,409)	3,459,089,125
Net Assets:
Beginning of period	17,703,935,210	14,244,846,085
End of period	$17,638,387,801	$17,703,935,210

1	On August 18, 2023, the Capital Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
The Fund’s Capital Shares were liquidated at the close of business on August 18, 2023.
On July 19, 2024, the Fund acquired all of the net assets of Federated Hermes Institutional Prime Value Obligations Fund, (the “Acquired Fund”), another open-end investment company in the Trust, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund shareholders on February 15, 2024. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. Prior to the reorganization, the Acquired Fund had invested 99% of its net assets in the Fund. As a result, the net assets received represent only the portion not previously invested in the Fund.
For every one share of the Acquired Fund’s Institutional Shares exchanged, a shareholder received 0.9997 shares of the Fund’s Institutional Shares.
For every one share of the Acquired Fund’s Service Shares exchanged, a shareholder received 0.9998 shares of the Fund’s Service Shares.
For every one share of the Acquired Fund’s Capital Shares exchanged, a shareholder received 0.9996 shares of the Fund’s Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund’s Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
42,735,262	$42,435,730	$(2,590,342)	$17,545,849,842	$17,588,285,572

1	Unrealized Depreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on August 1, 2023, the beginning of the annual reporting period of the Fund, the Fund’s proforma results of operations for the year ended July 31, 2024, were as follows:
Net investment income	$1,043,096,030
Net realized and unrealized gain on investments	2,122,914
Net increase in net assets resulting from operations	$1,045,218,944
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of Operations as of July 31, 2024.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
Annual Financial Statements and Additional Information
11

■
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
12

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $11,193,534 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their liquidation on August 18, 2023, the Fund’s Capital Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$81,073
For the year ended July 31, 2024, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,223,384,558	$26,235,667,653	28,648,286,991	$28,649,705,120
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	11,145,788,134	11,148,911,122	—	—
Shares issued to shareholders in payment of distributions declared	182,741,245	182,815,244	118,642,194	118,655,465
Cost of shares redeemed in connection with the tax-free transfer of assets from the Acquired Fund	(11,924,287,836)[1]	(11,927,865,122)[1]	—	—
Shares redeemed	(26,527,076,864)	(26,538,915,830)	(25,311,215,185)	(25,312,491,758)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(899,450,763)	$(899,386,933)	3,455,714,000	$3,455,868,827
	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	247,123,756	$247,203,842	234,441,238	$234,444,578
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	821,234,964	821,389,730	—	—
Shares issued to shareholders in payment of distributions declared	1,475,117	1,475,446	245,807	245,819
Shares redeemed	(238,253,793)	(238,332,383)	(237,949,220)	(237,953,350)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	831,580,044	$831,736,635	(3,262,175)	$(3,262,953)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed[2]	(100)	(100)	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(100)	$(100)	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(67,870,819)	$(67,650,398)	3,452,451,825	$3,452,605,874

1	To facilitate recording the tax-free exchange, amount includes removal of Acquired Fund net assets invested in the Fund prior to the reorganization.
2	On August 18, 2023, the Capital Shares were liquidated.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from capital loss carryforward acquired from Federated Hermes Institutional Prime Value Obligations Fund.
For the year ended July 31, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$1,484,583	$(1,484,583)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$1,038,196,281	$649,621,324
Annual Financial Statements and Additional Information
14

As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(35,789)
Net unrealized appreciation	$758,842
Capital loss carryforwards and deferrals	$(2,871,858)
TOTAL	$(2,148,805)
At July 31, 2024, the cost of investments for federal tax purposes was $17,751,446,753. The net unrealized appreciation of investments for federal tax purposes was $758,842. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,844,772 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,085,930.
As of July 31, 2024, the Fund had a capital loss carryforward of $2,871,858 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,387,275	$1,484,583	$2,871,858
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons, such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $11,193,534 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended July 31, 2024, FSSC received $275 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information
15

6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. Other Matters
Effective August 1, 2024, the Fund will implement a change to the Fund’s valuation policy whereby the amortized cost method will no longer be used to value its portfolio securities with remaining maturities of 60 days or less. The Fund will instead price all portfolio securities, including those with remaining maturities of 60 days or less, using the fair market value. The change in valuation policy is not anticipated to have a material impact on the valuation of the Fund.
Also, effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 76.25% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2024, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
16

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Institutional Prime Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Institutional Prime Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
17

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
18

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
19

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
20

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
21

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
22

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Institutional Prime Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454500 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Select | TOLXX	Automated | TOAXX	Institutional | TOIXX
	Advisor | TOVXX	Service | TOSXX	Administrative | TODXX
	Cash Management | TOMXX	Capital | TOCXX	Trust | TOTXX
Premier | TOPXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
		U.S. TREASURIES—33.4%
	[1]	U.S. Treasury Bills—18.2%
$1,368,000,000		United States Treasury Bills, 4.570% - 4.990%, 1/23/2025	$ 1,336,700,181
280,000,000		United States Treasury Bills, 4.695%, 2/20/2025	272,587,117
423,000,000		United States Treasury Bills, 4.810% - 4.930%, 3/20/2025	409,679,578
570,000,000		United States Treasury Bills, 4.915%, 4/17/2025	549,844,404
410,000,000		United States Treasury Bills, 4.915%, 6/12/2025	392,367,438
290,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	278,593,783
144,000,000		United States Treasury Bills, 4.930%, 1/30/2025	140,410,960
1,155,000,000		United States Treasury Bills, 5.090%, 12/3/2024	1,135,566,802
593,600,000		United States Treasury Bills, 5.100%, 8/22/2024	591,834,040
855,000,000		United States Treasury Bills, 5.102%, 11/26/2024	840,821,428
602,000,000		United States Treasury Bills, 5.105%, 9/5/2024	599,012,157
575,000,000		United States Treasury Bills, 5.125%, 10/3/2024	569,842,969
295,000,000		United States Treasury Bills, 5.130%, 8/29/2024	293,822,950
1,469,000,000		United States Treasury Bills, 5.135% - 5.153%, 10/31/2024	1,449,897,077
1,036,000,000		United States Treasury Bills, 5.180% - 5.190%, 10/24/2024	1,023,459,054
577,000,000		United States Treasury Bills, 5.260%, 9/24/2024	572,447,471
		TOTAL	10,456,887,409
		U.S. Treasury Notes—15.2%
1,145,000,000	[2]	United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	1,144,706,319
685,000,000	[2]	United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	684,921,664
1,102,000,000	[2]	United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	1,101,998,740
700,000,000	[2]	United States Treasury Floating Rate Notes, 5.381% (91-day T-Bill +0.169%), 8/6/2024	700,062,383
820,000,000	[2]	United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	819,450,488
546,000,000	[2]	United States Treasury Floating Rate Notes, 5.394% (91-day T-Bill +0.182%), 8/6/2024	546,005,906
1,202,000,000	[2]	United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	1,202,077,018
201,500,000	[2]	United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	201,546,256
330,000,000		United States Treasury Notes, 0.250%, 6/30/2025	315,735,767
518,000,000		United States Treasury Notes, 1.125%, 2/28/2025	507,150,707
863,000,000		United States Treasury Notes, 1.375% - 4.125%, 1/31/2025	854,595,109
645,000,000		United States Treasury Notes, 3.875%, 4/30/2025	639,046,173
		TOTAL	8,717,296,530
		TOTAL U.S. TREASURIES	19,174,183,939
		REPURCHASE AGREEMENTS—69.3%
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,222,500 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,530,000,062.	500,000,000
500,000,000		Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $3,060,453,946.	500,000,000
100,000,000		Repurchase agreement 5.33%, dated 7/31/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,014,806 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2030 and the market value of those underlying securities was $102,015,160.	100,000,000
850,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/30/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,007,579,167 on 9/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,303,194.	850,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 900,000,000
Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 6/13/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,007,254,722 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
3/31/2029 and the market value of those underlying securities was $1,027,399,917.
		$ 900,000,000
1,000,000,000	Interest in $4,000,000,000 joint repurchase agreement 5.36%, dated 2/5/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,004,168,889 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $4,080,000,011.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.36%, dated 4/16/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,003,126,667 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2029 and the market value of those underlying securities was $3,060,000,098.	1,000,000,000
1,500,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $1,500,222,500 on 8/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 7/15/2033 and the market value of that underlying security was $1,530,000,064.	1,500,000,000
500,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,074,028 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2028 and the market value of those underlying securities was $510,340,504.	500,000,000
666,823,250	Repurchase agreement 5.35%, dated 7/31/2024 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $666,922,347 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $680,973,642.	666,823,250
80,473,750	Repurchase agreement 5.35%, dated 7/31/2024 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $80,485,709 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2045 and the market value of those underlying securities was $82,126,007.	80,473,750
250,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Citibank, N.A. will repurchase securities provided as collateral for $250,037,014 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $255,037,776.	250,000,000
900,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/29/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,009,362,500 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2031 and the market value of those underlying securities was $1,020,454,495.	900,000,000
425,000,000	Interest in $1,950,000,000 joint repurchase agreement 5.37%, dated 5/28/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,986,359,375 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $2,008,260,196.	425,000,000
800,000,000	Interest in $900,000,000 joint repurchase agreement 5.37%, dated 5/29/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $916,781,250 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $926,752,917.	800,000,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 6/28/2024 under which Credit Agricole Trad will repurchase securities provided as collateral for $1,004,598,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2031 and the market value of those underlying securities was $1,024,690,386.	850,000,000
77,006,000	Repurchase agreement 5.29%, dated 7/31/2024 under which Bofa Securities, Inc. will repurchase a security provided as collateral for $77,017,316 on 8/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 10/15/2025 and the market value of that underlying security was $78,557,667.	77,006,000
2,000,000,000	Interest in $3,375,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $3,375,500,625 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $3,443,010,647.	2,000,000,000
75,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $75,011,104 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2025 and the market value of those underlying securities was $76,511,351.	75,000,000
700,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $700,103,833 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2053 and the market value of those underlying securities was $714,105,969.	700,000,000
Annual Financial Statements and Additional Information
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,225,000,000
Interest in $5,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $5,750,852,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to
11/15/2032 and the market value of those underlying securities was $5,865,870,048.
		$ 2,225,000,000
315,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $315,046,725 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2033 and the market value of those underlying securities was $321,300,024.	315,000,000
700,000,000	Interest in $1,200,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,200,178,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,224,181,652.	700,000,000
850,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/2/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $3,028,035,000 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $3,073,617,005.	850,000,000
4,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,593,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $4,080,000,052.	4,000,000,000
4,000,000,000	Repurchase agreement 5.33%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,592,222 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $4,080,000,018.	4,000,000,000
1,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,148,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $1,020,151,389.	1,000,000,000
625,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,407,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,805,416,079.	625,000,000
50,000,000	Repurchase agreement 5.32%, dated 7/31/2024 under which Truist Bank will repurchase a security provided as collateral for $50,007,389 on 8/1/2024. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 6/30/2029 and the market value of that underlying security was $51,000,053.	50,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/25/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,001,040,278 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2030 and the market value of those underlying securities was $1,021,061,180.	800,000,000
1,650,000,000	Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 7/30/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,801,869,000 on 8/6/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,836,544,748.	1,650,000,000
850,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/26/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,001,040,278 on 8/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2031 and the market value of those underlying securities was $1,020,909,547.	850,000,000
450,004,468	Repurchase agreement 5.34%, dated 7/31/2024 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,071,219 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $459,194,526.	450,004,468
2,500,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,370,833 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2053 and the market value of those underlying securities was $2,550,520,289.	2,500,000,000
4,000,000,000	Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,593,333 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2025 and the market value of those underlying securities was $4,080,668,212.	4,000,000,000
Annual Financial Statements and Additional Information
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,000,000,000
Repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,296,667 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/31/2030 and the market value of those underlying securities was $2,040,569,671.
		$ 2,000,000,000
	TOTAL REPURCHASE AGREEMENTS	39,689,307,468
	TOTAL INVESTMENT IN SECURITIES—102.7% (AT AMORTIZED COST)[3]	58,863,491,407
	OTHER ASSETS AND LIABILITIES - NET—(2.7)%[4]	(1,561,810,640)
	TOTAL NET ASSETS—100%	$57,301,680,767

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.052	0.004
Net realized gain (loss)	0.000[3]	0.000[3]
Total From Investment Operations	0.052	0.004
Less Distributions:
Distributions from net investment income	(0.052)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	5.36%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.17%	0.17%[6]
Net investment income	5.21%	5.39%[6]
Expense waiver/reimbursement[7]	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$289,336	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.049	0.036	0.002	0.000[2]	0.008
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.049	0.036	0.002	0.000[2]	0.008
Less Distributions:
Distributions from net investment income	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.008)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.049)	(0.036)	(0.002)	(0.000)[2]	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.01%	3.67%	0.18%	0.01%	0.84%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.54%	0.21%	0.11%	0.43%
Net investment income	4.90%	3.52%	0.13%	0.01%	0.82%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.42%	0.52%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,390,319	$1,116,884	$1,615,683	$2,390,301	$2,076,883

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.052	0.040	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.052	0.040	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.052)	(0.040)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.33%	4.02%	0.29%	0.01%	1.09%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.12%	0.11%	0.19%
Net investment income	5.20%	4.02%	0.29%	0.01%	0.99%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.16%	0.17%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,320,699	$44,853,097	$40,500,072	$40,668,867	$49,615,082

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.053	0.004
Net realized gain (loss)	0.000[3]	0.000[3]
Total From Investment Operations	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%[6]
Net investment income	5.25%	5.41%[6]
Expense waiver/reimbursement[7]	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.050	0.037	0.002	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.050	0.037	0.002	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.050)	(0.037)	(0.002)	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.10%	3.77%	0.20%	0.01%	0.88%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.45%	0.20%	0.12%	0.39%
Net investment income	4.99%	3.82%	0.19%	0.01%	0.84%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.33%	0.41%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,886,520	$6,216,332	$4,833,929	$5,363,707	$5,512,396

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.049	0.004
Net realized gain (loss)	0.000[3]	0.000[3]
Total From Investment Operations	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%[6]
Net investment income	4.93%	5.11%[6]
Expense waiver/reimbursement[7]	0.08%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,781,255	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Cash Management Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.047	0.004
Net realized gain (loss)	0.000[3]	0.000[3]
Total From Investment Operations	0.047	0.004
Less Distributions:
Distributions from net investment income	(0.047)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	4.80%	0.36%
Ratios to Average Net Assets:
Net expenses[5]	0.70%	0.70%[6]
Net investment income	4.70%	4.88%[6]
Expense waiver/reimbursement[7]	0.09%	0.14%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$50	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.051	0.039	0.002	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.051	0.039	0.002	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.051)	(0.039)	(0.002)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.21%	3.92%	0.25%	0.01%	0.99%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.16%	0.11%	0.28%
Net investment income	5.09%	4.08%	0.25%	0.01%	0.90%
Expense waiver/reimbursement[5]	0.09%	0.09%	0.22%	0.27%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,538,348	$4,829,109	$2,100,176	$1,859,069	$2,119,651

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.047	0.035	0.001	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.047	0.035	0.001	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.047)	(0.035)	(0.001)	(0.000)[2]	(0.007)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.047)	(0.035)	(0.001)	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.84%	3.51%	0.14%	0.01%	0.72%
Ratios to Average Net Assets:
Net expenses[4]	0.66%	0.70%	0.27%	0.13%	0.54%
Net investment income	4.74%	3.45%	0.14%	0.01%	0.66%
Expense waiver/reimbursement[5]	0.09%	0.08%	0.51%	0.65%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$430,658	$655,941	$796,860	$754,675	$1,379,716

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.052	0.004
Net realized gain (loss)	0.001	0.000[3]
Total From Investment Operations	0.053	0.004
Less Distributions:
Distributions from net investment income	(0.053)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	5.38%	0.40%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%[6]
Net investment income	5.24%	5.09%[6]
Expense waiver/reimbursement[7]	0.08%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,664,446	$808,502

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements	$39,689,307,468
Investment in securities	19,174,183,939
Investment in securities, at amortized cost and fair value	58,863,491,407
Cash	1,770,856,109
Income receivable	43,086,763
Receivable for shares sold	146,975,836
Total Assets	60,824,410,115
Liabilities:
Payable for investments purchased	3,261,707,129
Payable for shares redeemed	121,558,943
Income distribution payable	133,262,725
Payable for investment adviser fee (Note 5)	110,666
Payable for administrative fee (Note 5)	120,962
Payable for Directors’/Trustees’ fees (Note 5)	248
Payable for distribution services fee (Note 5)	226,550
Payable for other service fees (Notes 2 and 5)	4,164,215
Accrued expenses (Note 5)	1,577,910
Total Liabilities	3,522,729,348
Net assets for 57,322,215,966 shares outstanding	$57,301,680,767
Net Assets Consist of:
Paid-in capital	$57,322,408,969
Total distributable earnings (loss)	(20,728,202)
Total Net Assets	$57,301,680,767
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$289,335,543 ÷ 289,438,454 shares outstanding, no par value, unlimited shares authorized	$1.00
Automated Shares:
$1,390,319,494 ÷ 1,390,816,898 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$32,320,698,588 ÷ 32,332,296,859 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,886,520,309 ÷ 3,887,920,210 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$2,781,254,541 ÷ 2,782,253,720 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Management Shares:
$49,982 ÷ 50,000 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$6,538,348,111 ÷ 6,540,682,281 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$430,658,242 ÷ 430,812,468 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$9,664,445,975 ÷ 9,667,895,076 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$3,140,515,462
Expenses:
Investment adviser fee (Note 5)	92,140,849
Administrative fee (Note 5)	45,155,279
Custodian fees	1,631,373
Transfer agent fees (Note 2)	2,185,415
Directors’/Trustees’ fees (Note 5)	283,216
Auditing fees	30,183
Legal fees	11,657
Portfolio accounting fees	274,529
Distribution services fee (Note 5)	2,263,445
Other service fees (Notes 2 and 5)	45,076,607
Share registration costs	466,613
Printing and postage	291,638
Miscellaneous (Note 5)	313,913
TOTAL EXPENSES	190,124,717
Waiver of investment adviser fee (Note 5)	(50,856,339)
Net expenses	139,268,378
Net investment income	3,001,247,084
Net realized gain on investments	48,592
Change in net assets resulting from operations	$3,001,295,676
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,001,247,084	$2,258,937,291
Net realized gain (loss)	48,592	2,240,523
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,001,295,676	2,261,177,814
Distributions to Shareholders:
Select Shares[1]	(5,844,280)	(214)
Automated Shares	(65,220,429)	(46,031,281)
Institutional Shares	(1,933,605,189)	(1,826,931,196)
Advisor Shares[1]	(2,611)	(214)
Service Shares	(223,071,007)	(215,217,062)
Administrative Shares[1]	(81,956,711)	(203)
Cash Management Shares[1]	(2,351)	(193)
Capital Shares	(296,613,005)	(142,593,323)
Trust Shares	(27,145,540)	(26,579,749)
Premier Shares[1]	(367,760,105)	(1,556,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,001,221,228)	(2,258,910,196)
Share Transactions:
Proceeds from sale of shares	235,682,583,609	316,262,136,779
Net asset value of shares issued to shareholders in payment of distributions declared	1,402,898,424	905,152,706
Cost of shares redeemed	(238,263,940,211)	(308,536,213,215)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,178,458,178)	8,631,076,270
Change in net assets	(1,178,383,730)	8,633,343,888
Net Assets:
Beginning of period	58,480,064,497	49,846,720,609
End of period	$57,301,680,767	$58,480,064,497

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
The Fund’s Select Shares, Advisor Shares, Administrative Shares, Cash Management Shares and Premier Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
18

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $50,856,339 is disclosed in Note 5.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Select Shares	$687
Automated Shares	1,224,295
Institutional Shares	203,169
Service Shares	614,727
Administrative Shares	9,741
Capital Shares	32,433
Trust Shares	60,390
Premier Shares	39,973
TOTAL	$2,185,415
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$22,208
Automated Shares	3,326,038
Institutional Shares	16,235,715
Service Shares	11,173,982
Administrative Shares	4,151,514
Cash Management Shares	124
Capital Shares	8,734,035
Trust Shares	1,432,991
TOTAL	$45,076,607
For the year ended July 31, 2024, the Fund’s Advisor Shares and Premier Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees. The Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.02% and 0.05%, respectively, until such time as approved by the Trustees.
Annual Financial Statements and Additional Information
19

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	560,732,309	$560,732,309	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	5,750,223	5,750,223	—	—
Shares redeemed	(277,094,078)	(277,094,078)	—	—
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	289,388,454	$289,388,454	50,000	$50,000
	Year Ended 7/31/2024		Year Ended 7/31/2023
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	2,116,639,031	$2,116,639,031	1,524,418,947	$1,524,418,947
Shares issued to shareholders in payment of distributions declared	62,599,433	62,599,433	43,797,772	43,797,772
Shares redeemed	(1,905,698,395)	(1,905,698,395)	(2,067,363,933)	(2,067,363,933)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	273,540,069	$273,540,069	(499,147,214)	$(499,147,214)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	162,257,227,474	$162,257,227,474	280,616,560,953	$280,616,560,953
Shares issued to shareholders in payment of distributions declared	805,991,551	805,991,551	684,325,622	684,325,622
Shares redeemed	(175,599,822,725)	(175,599,822,725)	(276,950,636,724)	(276,950,636,724)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,536,603,700)	$(12,536,603,700)	4,350,249,851	$4,350,249,851
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	—	$—	50,000	$50,000
Annual Financial Statements and Additional Information
20

	Year Ended 7/31/2024		Year Ended 7/31/2023
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,487,156,196	$15,487,156,196	21,454,309,586	$21,454,309,586
Shares issued to shareholders in payment of distributions declared	83,777,082	83,777,082	53,925,418	53,925,418
Shares redeemed	(17,901,537,190)	(17,901,537,190)	(20,125,859,175)	(20,125,859,175)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,330,603,912)	$(2,330,603,912)	1,382,375,829	$1,382,375,829
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	3,563,603,361	$3,563,603,361	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	54	54	—	—
Shares redeemed	(781,399,695)	(781,399,695)	—	—
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	2,782,203,720	$2,782,203,720	50,000	$50,000
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Cash Management Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CASH MANAGEMENT SHARE TRANSACTIONS	—	$—	50,000	$50,000
	Year Ended 7/31/2024		Year Ended 7/31/2023
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,969,099,760	$10,969,099,760	9,984,241,458	$9,984,241,458
Shares issued to shareholders in payment of distributions declared	261,728,370	261,728,370	114,425,707	114,425,707
Shares redeemed	(9,520,959,347)	(9,520,959,347)	(7,369,002,375)	(7,369,002,375)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,709,868,783	$1,709,868,783	2,729,664,790	$2,729,664,790
	Year Ended 7/31/2024		Year Ended 7/31/2023
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,913,757,331	$1,913,757,331	1,824,661,972	$1,824,661,972
Shares issued to shareholders in payment of distributions declared	17,264,410	17,264,410	7,727,601	7,727,601
Shares redeemed	(2,156,381,203)	(2,156,381,203)	(1,973,443,765)	(1,973,443,765)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(225,359,462)	$(225,359,462)	(141,054,192)	$(141,054,192)
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	38,814,368,147	$38,814,368,147	857,743,863	$857,743,863
Shares issued to shareholders in payment of distributions declared	165,787,301	165,787,301	950,586	950,586
Shares redeemed	(30,121,047,578)	(30,121,047,578)	(49,907,243)	(49,907,243)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	8,859,107,870	$8,859,107,870	808,787,206	$808,787,206
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,178,458,178)	$(1,178,458,178)	8,631,076,270	$8,631,076,270

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
Annual Financial Statements and Additional Information
21

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,001,221,228	$2,258,910,196
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$38,622
Capital loss carryforwards and deferrals	$(20,766,824)
TOTAL	$(20,728,202)
As of July 31, 2024, the Fund had a capital loss carryforward of $20,766,824 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$20,766,824	$—	$20,766,824
The Fund used capital loss carryforwards of $48,592 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $50,856,339 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash Management Shares, and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.10%
Cash Management Shares	0.30%
Trust Shares	0.25%
Annual Financial Statements and Additional Information
22

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Administrative Shares	$830,303
Cash Management Shares	150
Trust Shares	1,432,992
TOTAL	$2,263,445
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. The Administrative Shares can incur up to 0.10% of average daily net assets. However, the class will not incur and pay a fee in excess of 0.05% until such time as approved by the Trustees.
Other Service Fees
For the year ended July 31, 2024, FSSC received $181,767 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Automated Shares, Institutional Shares, Advisor Shares, Service Shares, Administrative Shares, Cash Management Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.50%, 0.20%, 0.15%, 0.45%, 0.45%, 0.70%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. Prior to January 19, 2024, the Automated Shares expense limitation was 0.55%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 100% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Financial Statements and Additional Information
23

For the year ended July 31, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Treasury Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Treasury Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
25

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
26

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
27

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
28

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
29

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
30

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Treasury Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423R609
CUSIP 608919726
CUSIP 60934N500
CUSIP 31423R203
CUSIP 60934N872
CUSIP 31423R302
CUSIP 31423R401
CUSIP 60934N823
CUSIP 60934N120
CUSIP 31423R500
Q450531 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	Institutional | TTOXX	Service | TTQXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Principal Amount			Value
		U.S. TREASURIES—29.8%
	[1]	U.S. Treasury Bills—17.6%
$ 45,000,000		United States Treasury Bill, 4.695%, 2/20/2025	$ 43,808,644
94,000,000		United States Treasury Bill, 4.915%, 4/17/2025	90,676,095
70,000,000		United States Treasury Bill, 4.915%, 6/12/2025	66,989,562
24,000,000		United States Treasury Bill, 4.930%, 1/30/2025	23,401,827
56,000,000		United States Treasury Bill, 4.930%, 3/20/2025	54,228,487
195,000,000		United States Treasury Bill, 5.090%, 12/3/2024	191,719,070
97,000,000		United States Treasury Bill, 5.100%, 8/22/2024	96,711,425
145,000,000		United States Treasury Bill, 5.102%, 11/26/2024	142,595,447
98,000,000		United States Treasury Bill, 5.105%, 9/5/2024	97,513,607
94,000,000		United States Treasury Bill, 5.125%, 10/3/2024	93,156,938
48,000,000		United States Treasury Bill, 5.130%, 8/29/2024	47,808,480
97,000,000		United States Treasury Bill, 5.260%, 9/24/2024	96,234,670
221,000,000		United States Treasury Bills, 4.580% - 4.990%, 1/23/2025	215,939,438
50,000,000		United States Treasury Bills, 4.930% - 4.935%, 5/15/2025	48,033,412
242,000,000		United States Treasury Bills, 5.135% - 5.153%, 10/31/2024	238,852,891
172,000,000		United States Treasury Bills, 5.180% - 5.190%, 10/24/2024	169,917,896
		TOTAL	1,717,587,889
		U.S. Treasury Notes—12.2%
149,000,000	[2]	United States Treasury Floating Rate Notes, 5.337% (91-day T-Bill +0.125%), 8/6/2024	148,960,688
39,000,000	[2]	United States Treasury Floating Rate Notes, 5.352% (91-day T-Bill +0.140%), 8/6/2024	38,995,300
189,000,000	[2]	United States Treasury Floating Rate Notes, 5.362% (91-day T-Bill +0.150%), 8/6/2024	188,999,495
79,000,000	[2]	United States Treasury Floating Rate Notes, 5.381% (91-day T-Bill +0.169%), 8/6/2024	79,007,273
125,600,000	[2]	United States Treasury Floating Rate Notes, 5.382% (91-day T-Bill +0.170%), 8/6/2024	125,514,704
92,200,000	[2]	United States Treasury Floating Rate Notes, 5.394% (91-day T-Bill +0.182%), 8/6/2024	92,200,991
117,000,000	[2]	United States Treasury Floating Rate Notes, 5.412% (91-day T-Bill +0.200%), 8/6/2024	117,007,597
32,500,000	[2]	United States Treasury Floating Rate Notes, 5.457% (91-day T-Bill +0.245%), 8/6/2024	32,507,869
56,000,000		United States Treasury Note, 0.250%, 6/30/2025	53,579,403
82,000,000		United States Treasury Note, 1.125%, 2/28/2025	80,282,755
105,000,000		United States Treasury Note, 3.875%, 4/30/2025	104,030,772
137,000,000		United States Treasury Notes, 1.375% - 4.125%, 1/31/2025	135,688,851
		TOTAL	1,196,775,698
		TOTAL U.S. TREASURIES	2,914,363,587
		REPURCHASE AGREEMENTS—75.7%
2,000,000,000		Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,445,000 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $3,060,453,946.	2,000,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/29/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,009,362,500 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2031 and the market value of those underlying securities was $1,020,454,495.	100,000,000
150,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/30/2024 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,007,579,167 on 9/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2054 and the market value of those underlying securities was $1,020,303,194.	150,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 5.33%, dated 6/13/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,007,254,722 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2029 and the market value of those underlying securities was $1,027,399,917.	100,000,000
Annual Financial Statements and Additional Information
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 200,000,000
Interest in $4,000,000,000 joint repurchase agreement 5.36%, dated 2/5/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $4,004,168,889 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2025 and the market value of those underlying securities was $4,080,000,011.
		$ 200,000,000
50,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.36%, dated 4/16/2024 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,003,126,667 on 8/19/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2029 and the market value of those underlying securities was $3,060,000,098.	50,000,000
75,000,000	Interest in $1,950,000,000 joint repurchase agreement 5.37%, dated 5/28/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,986,359,375 on 9/30/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $2,008,260,196.	75,000,000
100,000,000	Interest in $900,000,000 joint repurchase agreement 5.37%, dated 5/29/2024 under which BNP Paribas S.A. will repurchase securities provided as collateral for $916,781,250 on 10/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $926,752,917.	100,000,000
150,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 6/28/2024 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $1,004,598,333 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2031 and the market value of those underlying securities was $1,024,690,386.	150,000,000
150,000,000	Interest in $3,000,000,000 joint repurchase agreement 5.34%, dated 7/2/2024 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $3,028,035,000 on 9/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $3,073,617,005.	150,000,000
1,300,000,000	Interest in $5,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Barclays Bank PLC will repurchase securities provided as collateral for $5,750,852,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2032 and the market value of those underlying securities was $5,865,870,048.	1,300,000,000
1,388,000,000	Interest in $2,750,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,750,407,917 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $2,805,416,079.	1,388,000,000
200,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/25/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,001,040,278 on 8/1/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2030 and the market value of those underlying securities was $1,021,061,180.	200,000,000
150,000,000	Interest in $1,800,000,000 joint repurchase agreement 5.34%, dated 7/30/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,801,869,000 on 8/6/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $1,836,544,748.	150,000,000
150,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/26/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,001,040,278 on 8/2/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2031 and the market value of those underlying securities was $1,020,909,547.	150,000,000
125,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.35%, dated 7/31/2024 under which Societe Generale, New York will repurchase securities provided as collateral for $1,001,040,278 on 8/7/2024. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2030 and the market value of those underlying securities was $1,020,151,663.	125,000,000
1,000,000,000	Interest in $1,000,000,000 joint repurchase agreement 5.34%, dated 7/31/2024 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,148,333 on 8/1/2024. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/31/2030 and the market value of those underlying securities was $1,020,765,594.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	7,388,000,000
	TOTAL INVESTMENT IN SECURITIES—105.5% (AT AMORTIZED COST)[3]	10,302,363,587
	OTHER ASSETS AND LIABILITIES - NET—(5.5)%[4]	(539,080,258)
	TOTAL NET ASSETS—100%	$9,763,283,329

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Annual Financial Statements and Additional Information
2

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.052	0.044	0.003	0.000[2]	0.011
Net realized gain (loss)	0.000[2]	(0.005)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.052	0.039	0.003	0.000[2]	0.011
Less Distributions:
Distributions from net investment income	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.052)	(0.039)	(0.003)	(0.000)[2]	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	5.32%	3.98%	0.26%	0.01%	1.07%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.12%	0.13%	0.20%
Net investment income	5.19%	4.36%	0.22%	0.01%	0.94%
Expense waiver/reimbursement[5]	0.05%	0.10%	0.18%	0.17%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,181,401	$5,050,177	$1,134,075	$1,464,865	$2,334,139

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2024	Period Ended 7/31/2023[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.049	0.004
Net realized gain (loss)	0.000[3]	0.000[3]
Total From Investment Operations	0.049	0.004
Less Distributions:
Distributions from net investment income	(0.049)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	5.06%	0.38%
Ratios to Average Net Assets:
Net expenses[5]	0.45%	0.45%[6]
Net investment income	4.94%	5.03%[6]
Expense waiver/reimbursement[7]	0.04%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$436,221	$50

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.035	0.001	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	(0.003)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.045	0.032	0.001	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.045)	(0.032)	(0.001)	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.59%	3.27%	0.08%	0.00%[4]	0.58%
Ratios to Average Net Assets:
Net expenses[5]	0.90%	0.89%	0.30%	0.13%	0.67%
Net investment income	4.50%	3.50%	0.08%	0.00%[4]	0.53%
Expense waiver/reimbursement[6]	0.05%	0.11%	0.70%	0.87%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$507,758	$1,246,548	$691,193	$735,469	$750,118

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.032	0.001	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	(0.000)[2]
Total From Investment Operations	0.044	0.031	0.001	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.044)	(0.031)	(0.001)	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.44%	3.11%	0.06%	0.00%[4]	0.50%
Ratios to Average Net Assets:
Net expenses[5]	1.04%	1.04%	0.33%	0.13%	0.76%
Net investment income	4.35%	3.17%	0.06%	0.00%[4]	0.47%
Expense waiver/reimbursement[6]	0.15%	0.20%	0.92%	1.10%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$637,903	$1,080,745	$719,191	$767,050	$653,747

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in repurchase agreements	$7,388,000,000
Investment in securities	2,914,363,587
Investment in securities, at amortized cost and fair value	10,302,363,587
Cash	532,678
Income receivable	6,694,138
Receivable for shares sold	30,964,947
Total Assets	10,340,555,350
Liabilities:
Payable for investments purchased	549,192,282
Payable for shares redeemed	24,354,800
Income distribution payable	2,175,779
Payable for investment adviser fee (Note 5)	28,236
Payable for administrative fee (Note 5)	20,576
Payable for distribution services fee (Note 5)	484,212
Payable for other service fees (Notes 2 and 5)	346,561
Accrued expenses (Note 5)	669,575
Total Liabilities	577,272,021
Net assets for 9,763,335,126 shares outstanding	$9,763,283,329
Net Assets Consist of:
Paid-in capital	$9,763,335,156
Total distributable earnings (loss)	(51,827)
Total Net Assets	$9,763,283,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$8,181,401,355 ÷ 8,181,444,745 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$436,220,566 ÷ 436,222,892 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$507,758,196 ÷ 507,760,892 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$637,903,212 ÷ 637,906,597 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Interest	$486,382,869
Expenses:
Investment adviser fee (Note 5)	14,173,513
Administrative fee (Note 5)	6,999,825
Custodian fees	252,987
Transfer agent fees (Note 2)	1,753,216
Directors’/Trustees’ fees (Note 5)	40,177
Auditing fees	26,791
Legal fees	10,157
Portfolio accounting fees	211,490
Distribution services fee (Note 5)	8,945,199
Other service fees (Notes 2 and 5)	5,377,615
Share registration costs	697,683
Printing and postage	149,957
Miscellaneous (Note 5)	110,574
TOTAL EXPENSES	38,749,184
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(4,276,752)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(1,085,691)
TOTAL WAIVERS AND REIMBURSEMENTS	(5,362,443)
Net expenses	33,386,741
Net investment income	452,996,128
Net realized gain on investments	10,957
Change in net assets resulting from operations	$453,007,085
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$452,996,128	$191,753,008
Net realized gain (loss)	10,957	(25,648)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	453,007,085	191,727,360
Distributions to Shareholders:
Institutional Shares	(356,200,084)	(118,625,099)
Service Shares	(17,497,797)	(202)[1]
Cash II Shares	(33,069,449)	(43,303,704)
Cash Series Shares	(46,245,741)	(29,802,757)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(453,013,071)	(191,731,762)
Share Transactions:
Proceeds from sale of shares	15,835,747,337	13,637,878,946
Net asset value of shares issued to shareholders in payment of distributions declared	414,223,597	169,735,007
Cost of shares redeemed	(13,864,201,733)	(8,974,548,492)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,385,769,201	4,833,065,461
Change in net assets	2,385,763,215	4,833,061,059
Net Assets:
Beginning of period	7,377,520,114	2,544,459,055
End of period	$9,763,283,329	$7,377,520,114

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
The Fund’s Service Shares commenced operations on July 3, 2023.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Financial Statements and Additional Information
11

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $5,362,443 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$57,171	$(942)
Service Shares	2,930	—
Cash II Shares	709,366	—
Cash Series Shares	983,749	(22,424)
TOTAL	$1,753,216	$(23,366)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$885,197
Cash II Shares	1,836,604
Cash Series Shares	2,655,814
TOTAL	$5,377,615
For the year ended July 31, 2024, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,780,382,204	$9,780,382,204	7,687,386,035	$7,687,386,035
Shares issued to shareholders in payment of distributions declared	337,687,200	337,687,200	97,880,249	97,880,249
Shares redeemed	(6,986,832,748)	(6,986,832,748)	(3,869,151,652)	(3,869,151,652)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,131,236,656	$3,131,236,656	3,916,114,632	$3,916,114,632
	Year Ended 7/31/2024		Period Ended 7/31/2023[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,193,228,295	$1,193,228,295	50,000	$50,000
Shares issued to shareholders in payment of distributions declared	4	4	—	—
Shares redeemed	(757,055,407)	(757,055,407)	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	436,172,892	$436,172,892	50,000	$50,000
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,030,090,699	$1,030,090,699	2,788,262,301	$2,788,262,301
Shares issued to shareholders in payment of distributions declared	31,949,679	31,949,679	42,653,641	42,653,641
Shares redeemed	(1,800,835,565)	(1,800,835,565)	(2,275,564,208)	(2,275,564,208)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(738,795,187)	$(738,795,187)	555,351,734	$555,351,734
	Year Ended 7/31/2024		Year Ended 7/31/2023
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	3,832,046,139	$3,832,046,139	3,162,180,610	$3,162,180,610
Shares issued to shareholders in payment of distributions declared	44,586,714	44,586,714	29,201,117	29,201,117
Shares redeemed	(4,319,478,013)	(4,319,478,013)	(2,829,832,632)	(2,829,832,632)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(442,845,160)	$(442,845,160)	361,549,095	$361,549,095
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,385,769,201	$2,385,769,201	4,833,065,461	$4,833,065,461

1	Reflects operations for the period from July 3, 2023 (commencement of operations) to July 31, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$453,013,071	$191,731,762
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,639
Capital loss carryforwards and deferrals	$(56,466)
TOTAL	$(51,827)
As of July 31, 2024, the Fund had a capital loss carryforward of $56,466 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$45,659	$10,807	$56,466
Annual Financial Statements and Additional Information
13

Capital loss carryforwards of $10,957 were utilized during the fiscal year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023, the investment adviser fee was 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $4,276,752 of its fee and voluntarily reimbursed $23,366 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,571,245	$—
Cash Series Shares	6,373,954	(1,062,325)
TOTAL	$8,945,199	$(1,062,325)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $81,196 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2024, FSSC received $1,197 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information
14

Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares, Service Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
15

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED HERMES TRUST FOR U.S. TREASURY OBLIGATIONS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Federated Hermes Money Market Obligations Trust (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Money Market Obligations Trust) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
16

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
17

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
18

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
19

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective October 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
20

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
21

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Trust for U.S. Treasury Obligations

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 31423R864
CUSIP 608919551
CUSIP 608919569
28731 (9/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: Not Applicable.

Federated Hermes Prime Cash Obligations Fund: Not Applicable.

Federated Hermes Institutional Prime Obligations Fund: Not Applicable.

Federated Hermes Treasury Obligations Fund: Not Applicable.

Federated Hermes Trust for U.S. Treasury Obligations: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prime Cash Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Institutional Prime Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Treasury Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Trust for U.S. Treasury Obligations: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024